UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Colchester Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2005

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Annual Report

March 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Treasury Only Portfolio
Class I
Actual	$ 1,000.00	$ 1,009.40	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,008.70	$ 1.75
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,008.20	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,009.20	$ 1.25
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Treasury Portfolio
Class I
Actual	$ 1,000.00	$ 1,009.70	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,009.00	$ 1.75
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,008.50	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,009.50	$ 1.25
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
	Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Expenses Paid During Period* October 1, 2004 to March 31, 2005
Government Portfolio
Class I
Actual	$ 1,000.00	$ 1,010.10	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,009.40	$ 1.75
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,008.90	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,009.90	$ 1.25
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Prime Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,010.40	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,009.60	$ 1.75
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,009.10	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,010.10	$ 1.25
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,009.90	$ .90
HypotheticalA	$ 1,000.00	$ 1,024.03	$ .91
Class II
Actual	$ 1,000.00	$ 1,009.10	$ 1.65
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66
Class III
Actual	$ 1,000.00	$ 1,008.60	$ 2.15
HypotheticalA	$ 1,000.00	$ 1,022.79	$ 2.17
Select Class
Actual	$ 1,000.00	$ 1,009.60	$ 1.15
HypotheticalA	$ 1,000.00	$ 1,023.78	$ 1.16
Tax-Exempt Portfolio
Class I
Actual	$ 1,000.00	$ 1,007.90	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,007.20	$ 1.75
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,006.70	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,007.70	$ 1.25
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

Annual Report

Annualized Expense Ratio
Treasury Only Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Treasury Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Government Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Prime Money Market Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Money Market Portfolio
Class I	.18%
Class II	.33%
Class III	.43%
Select Class	.23%
Tax-Exempt Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%

Annual Report

Treasury Only Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/05	% of fund's investments 9/30/04	% of fund's investments 3/31/04
0 - 30	38.9	44.2	19.1
31 - 90	52.2	32.9	48.0
91 - 180	8.9	20.2	17.5
181 - 397	0.0	2.7	15.4
Weighted Average Maturity
	3/31/05	9/30/04	3/31/04
Treasury Only Portfolio	45 Days	55 Days	86 Days
All Taxable Money Market Funds Average*	38 Days	43 Days	55 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2005	As of September 30, 2004
U.S. Treasury Obligations 100.8%	U.S. Treasury Obligations 99.9%
Net Other Assets** (0.8)%	Net Other Assets 0.1%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Treasury Only Portfolio

Investments March 31, 2005

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 91.3%
4/7/05	2.58%	$ 102,806	$ 102,761
4/7/05	2.59	27,561	27,549
4/7/05	2.63	29,000	28,987
4/7/05	2.65	50,247	50,225
4/14/05	2.28	63,547	63,495
4/14/05	2.29	20,473	20,456
4/14/05	2.31	5,000	4,996
4/14/05	2.34	35,000	34,971
4/21/05	2.39	6,988	6,979
4/21/05	2.70	29,000	28,957
4/28/05	2.10	14,511	14,488
4/28/05	2.34	10,000	9,983
4/28/05	2.35	10,000	9,982
4/28/05	2.66	29,000	28,942
5/5/05	2.49	27,500	27,436
5/19/05	2.55	55,000	54,814
5/19/05	2.56	40,000	39,865
5/26/05	2.62	25,000	24,901
5/26/05	2.63	25,000	24,900
5/26/05	2.65	3,397	3,383
6/2/05	2.71	50,000	49,768
6/2/05	2.72	50,000	49,768
6/2/05	2.73	52,000	51,757
6/9/05	2.74	95,000	94,504
6/23/05	2.82	55,000	54,645
6/30/05	2.80	70,000	69,513
7/7/05	2.80	10,000	9,930
8/11/05	2.74	10,000	9,901
9/15/05	3.05	10,000	9,861
			1,007,717
U.S. Treasury Notes - 9.5%
5/15/05	2.73	85,000	85,407
5/15/05	2.75	19,000	19,091
			104,498
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,112,215)			1,112,215
NET OTHER ASSETS - (0.8)%			(8,386)
NET ASSETS - 100%			$ 1,103,829
Income Tax Information
At March 31, 2005, the fund had a capital loss carryforward of approximately $373,000 of which $47,000, $142,000 and $184,000 will expire on March 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2005

Assets
Investment in securities, at value (cost $1,112,215) - See accompanying schedule		$ 1,112,215
Interest receivable		2,656
Prepaid expenses		4
Receivable from investment adviser for expense reductions		26
Total assets		1,114,901

Liabilities
Payable for investments purchased	$ 9,930
Distributions payable	848
Accrued management fee	189
Distribution fees payable	46
Other affiliated payables	29
Other payables and accrued expenses	30
Total liabilities		11,072

Net Assets		$ 1,103,829
Net Assets consist of:
Paid in capital		$ 1,104,100
Distributions in excess of net investment income		(6)
Accumulated undistributed net realized gain (loss) on investments		(265)
Net Assets		$ 1,103,829

Calculation of Maximum Offering Price Class I: Net Asset Value, offering price and redemption price per share ($835,375 ÷ 835,349 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($121,399 ÷ 121,425 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($135,394 ÷ 135,378 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($11,661 ÷ 11,665 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2005

Investment Income
Interest		$ 18,858

Expenses
Management fee	$ 2,311
Transfer agent fees	201
Distribution fees	551
Accounting fees and expenses	137
Independent trustees' compensation	6
Custodian fees and expenses	20
Registration fees	66
Audit	41
Legal	3
Miscellaneous	14
Total expenses before reductions	3,350
Expense reductions	(488)	2,862
Net investment income		15,996
Net realized gain (loss) on investment securities		(242)
Net increase in net assets resulting from operations		$ 15,754

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2005	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,996	$ 11,978
Net realized gain (loss)	(242)	(92)
Net increase in net assets resulting from operations	15,754	11,886
Distributions to shareholders from net investment income	(16,000)	(11,978)
Distributions to shareholders from net realized gain	(110)	-
Total distributions	(16,110)	(11,978)
Share transactions - net increase (decrease)	(128,690)	(316,534)
Total increase (decrease) in net assets	(129,046)	(316,626)

Net Assets
Beginning of period	1,232,875	1,549,501
End of period (including distributions in excess of net investment income of $6 and undistributed net investment income of $0)	$ 1,103,829	$ 1,232,875

Financial Highlights - Class I

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.009	.015	.031	.059
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.014	.009	.015	.031	.059
Distributions from net investment income	(.014)	(.009)	(.015)	(.031)	(.059)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.014)	(.009)	(.015)	(.031)	(.059)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.45%	.89%	1.50%	3.14%	6.03%
Ratios to Average Net Assets B
Expenses before expense reductions	.24%	.24%	.24%	.24%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	1.43%	.89%	1.48%	3.00%	5.87%
Supplemental Data
Net assets, end of period (in millions)	$ 835	$ 982	$ 1,175	$ 1,199	$ 1,054

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.007	.013	.029	.057
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.013	.007	.013	.029	.057
Distributions from net investment income	(.013)	(.007)	(.013)	(.029)	(.057)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.013)	(.007)	(.013)	(.029)	(.057)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.30%	.74%	1.34%	2.98%	5.88%
Ratios to Average Net Assets B
Expenses before expense reductions	.39%	.39%	.39%	.39%	.40%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	1.28%	.74%	1.33%	2.82%	5.72%
Supplemental Data
Net assets, end of period (in millions)	$ 121	$ 119	$ 225	$ 187	$ 120

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.006	.012	.028	.056
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.012	.006	.012	.028	.056
Distributions from net investment income	(.012)	(.006)	(.012)	(.028)	(.056)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.012)	(.006)	(.012)	(.028)	(.056)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.20%	.64%	1.25%	2.88%	5.77%
Ratios to Average Net Assets B
Expenses before expense reductions	.49%	.49%	.49%	.49%	.50%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.18%	.64%	1.23%	2.72%	5.62%
Supplemental Data
Net assets, end of period (in millions)	$ 135	$ 126	$ 134	$ 234	$ 180

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.008	.014	.004
Net realized and unrealized gain (loss) F	-	-	-	-
Total from investment operations	.014	.008	.014	.004
Distributions from net investment income	(.014)	(.008)	(.014)	(.004)
Distributions from net realized gain	- F	-	-	-
Total distributions	(.014)	(.008)	(.014)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.40%	.84%	1.45%	.36%
Ratios to Average Net Assets E
Expenses before expense reductions	.29%	.28%	.29%	.28% A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income	1.38%	.84%	1.43%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,661	$ 6,090	$ 14,598	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/05	% of fund's investments 9/30/04	% of fund's investments 3/31/04
0 - 30	88.8	69.0	70.6
31 - 90	7.8	20.3	5.9
91 - 180	3.4	7.2	9.6
181 - 397	0.0	3.5	13.9
Weighted Average Maturity
	3/31/05	9/30/04	3/31/04
Treasury Portfolio	12 Days	27 Days	49 Days
All Taxable Money Market Funds Average*	38 Days	43 Days	55 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2005	As of September 30, 2004
U.S. Treasury Obligations 17.8%	U.S. Treasury Obligations 26.2%
Repurchase Agreements 89.8%	Repurchase Agreements 73.6%
Net Other Assets** (7.6)%	Net Other Assets 0.2%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Treasury Portfolio

Investments March 31, 2005

Showing Percentage of Net Assets

U.S. Treasury Obligations - 17.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 15.6%
4/7/05	2.00%	$ 85,000	$ 84,972
4/15/05	2.72	400,000	399,576
4/21/05	2.02	170,000	169,812
4/28/05	2.05	180,000	179,726
4/28/05	2.10	85,000	84,867
6/9/05	2.74	160,000	159,164
6/30/05	2.80	80,000	79,443
7/7/05	2.80	80,000	79,438
8/11/05	2.74	95,000	94,060
9/15/05	3.05	80,000	78,887
			1,409,945
U.S. Treasury Notes - 2.2%
5/15/05	2.75	200,000	200,953
TOTAL U.S. TREASURY OBLIGATIONS			1,610,898
Repurchase Agreements - 89.8%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 3/31/05 due 4/1/05 At:
2.63% (b)		$ 325,024	325,000
2.63% (b)		679,804	679,754
2.64% (b)		5,876,431	5,876,000
With:
Deutsche Bank Securities, Inc. At:
2.63%, dated 2/11/05 due 5/3/05 (Collateralized by U.S. Treasury Obligations with principal amounts of $657,857,893, 0% - 6.5%, 2/15/06 - 4/15/29)		402,367	400,000
2.72%, dated:
3/17/05 due 4/27/05 (Collateralized by U.S. Treasury Obligations with principal amounts of $657,857,893, 0% - 6.5%, 2/15/06 - 4/15/29)		401,239	400,000
3/22/05 due 4/27/05 (Collateralized by U.S. Treasury Obligations with principal amounts of $415,489,195, 0% - 6.5%, 2/15/06 - 4/15/29)		242,658	242,000

		Maturity Amount (000s)	Value (Note 1) (000s)
Morgan Stanley & Co., Inc. At 2.7%, dated 4/15/05 due 4/27/05 (Collateralized by U.S. Treasury Obligations with principal amounts of $193,460,000, 2%, 1/15/14 - 7/15/14) (a)		$ 200,180	$ 200,000
TOTAL REPURCHASE AGREEMENTS			8,122,754
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $9,733,652)			9,733,652
NET OTHER ASSETS - (7.6)%			(683,869)
NET ASSETS - 100%			$ 9,049,783
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$325,000 due 4/1/05 at 2.63%
Barclays Capital inc.	$ 60,000
Morgan Stanley & Co. Incorporated.	265,000
$ 325,000
$679,754 due 4/1/05 at 2.63%
Banc of America Securities LLC	$ 77,848
Barclays Capital Inc.	180,606
Bear Stearns & Co. Inc.	267,796
Lehman Brothers Inc..	43,595
State Street Bank and Trust Company	109,909
$ 679,754
$5,876,000 due 4/1/05 at 2.64%
ABN AMRO Bank, N.V. - New York Branch	$ 306,770
Banc of America Securities LLC.	1,405,357
Barclays Capital Inc.	923,521
Bear Stearns & Co. Inc.	803,061
BNP Paribas Securities Corp.	1,204,592
Deutsche Bank Securities Inc.	240,918
Morgan Stanley & Co. Incorporated	188,720
UBS Securities LLC	803,061
$ 5,876,000
Income Tax Information
At March 31, 2005, the fund had a capital loss carryforward of approximately $482,000 of which $32,000, $191,000 and $259,000 will expire on March 31, 2010, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $8,122,754) (cost $9,733,652) - See accompanying schedule		$ 9,733,652
Cash		1
Receivable for fund shares sold		64
Interest receivable		7,682
Prepaid expenses		30
Receivable from investment adviser for expense reductions		156
Total assets		9,741,585

Liabilities
Payable for investments purchased Regular delivery	$ 479,015
Delayed delivery	200,000
Distributions payable	10,469
Accrued management fee	1,362
Distribution fees payable	715
Other affiliated payables	193
Other payables and accrued expenses	48
Total liabilities		691,802

Net Assets		$ 9,049,783
Net Assets consist of:
Paid in capital		$ 9,050,389
Undistributed net investment income		50
Accumulated undistributed net realized gain (loss) on investments		(656)
Net Assets		$ 9,049,783

Calculation of Maximum Offering Price Class I: Net Asset Value, offering price and redemption price per share ($5,348,384 ÷ 5,348,035 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($179,793 ÷ 179,702 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,439,472 ÷ 3,440,057 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($82,134 ÷ 82,140 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2005

Investment Income
Interest		$ 142,846

Expenses
Management fee	$ 17,041
Transfer agent fees	1,358
Distribution fees	9,381
Accounting fees and expenses	744
Independent trustees' compensation	46
Custodian fees and expenses	32
Registration fees	69
Audit	71
Legal	18
Miscellaneous	90
Total expenses before reductions	28,850
Expense reductions	(2,445)	26,405
Net investment income		116,441
Net realized gain (loss) on investment securities		(433)
Net increase in net assets resulting from operations		$ 116,008

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2005	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 116,441	$ 71,325
Net realized gain (loss)	(433)	145
Net increase in net assets resulting from operations	116,008	71,470
Distributions to shareholders from net investment income	(116,452)	(71,325)
Share transactions - net increase (decrease)	18,644	(264,457)
Total increase (decrease) in net assets	18,200	(264,312)

Net Assets
Beginning of period	9,031,583	9,295,895
End of period (including undistributed net investment income of $50 and $0, respectively)	$ 9,049,783	$ 9,031,583

Financial Highlights - Class I

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.009	.015	.030	.061
Distributions from net investment income	(.015)	(.009)	(.015)	(.030)	(.061)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.50%	.91%	1.47%	3.00%	6.22%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.23%	.23%	.24%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	1.48%	.90%	1.46%	2.93%	6.03%
Supplemental Data
Net assets, end of period (in millions)	$ 5,348	$ 4,567	$ 5,082	$ 4,400	$ 5,152

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.008	.013	.028	.059
Distributions from net investment income	(.013)	(.008)	(.013)	(.028)	(.059)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.35%	.76%	1.32%	2.85%	6.07%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.38%	.38%	.39%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	1.33%	.75%	1.31%	2.73%	5.90%
Supplemental Data
Net assets, end of period (in millions)	$ 180	$ 231	$ 274	$ 370	$ 319

A Annualized

B Total returns for periods of less than one year are not annualized.

Financial Highlights - Class III

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.007	.012	.027	.058
Distributions from net investment income	(.012)	(.007)	(.012)	(.027)	(.058)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.25%	.66%	1.22%	2.74%	5.96%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.48%	.48%	.49%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.23%	.65%	1.21%	2.65%	5.79%
Supplemental Data
Net assets, end of period (in millions)	$ 3,439	$ 4,132	$ 3,938	$ 4,520	$ 3,776

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.009	.014	.003
Distributions from net investment income	(.014)	(.009)	(.014)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.45%	.86%	1.42%	.34%
Ratios to Average Net Assets E
Expenses before expense reductions	.29%	.28%	.28%	.27% A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income	1.43%	.85%	1.40%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,134	$ 101,421	$ 2,223	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/05	% of fund's investments 9/30/04	% of fund's investments 3/31/04
0 - 30	66.0	66.9	64.5
31 - 90	20.1	17.7	19.7
91 - 180	12.9	13.0	6.0
181 - 397	1.0	2.4	9.8
Weighted Average Maturity
	3/31/05	9/30/04	3/31/04
Government Portfolio	36 Days	40 Days	56 Days
All Taxable Money Market Funds Average*	38 Days	43 Days	55 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2005	As of September 30, 2004
Federal Agency Issues 48.8%	Federal Agency Issues 54.9%
U.S. Treasury Obligations 1.9%	U.S. Treasury Obligations 0.0%
Repurchase Agreements 50.2%	Repurchase Agreements 45.1%
Net Other Assets** (0.9)%	Net Other Assets 0.0%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Government Portfolio

Investments March 31, 2005

Showing Percentage of Net Assets

Federal Agencies - 48.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 25.0%
Agency Coupons - 12.7%
4/3/05	2.43% (a)	$ 75,000	$ 74,974
4/21/05	2.74 (a)	125,000	124,958
5/13/05	1.59	50,000	50,000
5/22/05	2.75 (a)	150,000	149,893
6/6/05	2.82 (a)	181,000	180,952
6/19/05	2.93 (a)	25,000	24,988
6/21/05	2.93 (a)	250,000	249,743
			855,508
Discount Notes - 12.3%
4/6/05	2.23	73,000	72,978
4/27/05	2.46	153,000	152,731
7/6/05	2.75	47,000	46,660
7/13/05	3.06	67,000	66,418
8/3/05	2.96	48,000	47,517
8/10/05	2.89	69,000	68,284
8/17/05	2.95	125,000	123,606
8/17/05	2.99	44,116	43,617
8/19/05	3.00	90,413	89,374
9/6/05	3.10	114,000	112,474
			823,659
			1,679,167
Federal Home Loan Bank - 17.8%
Agency Coupons - 17.8%
4/1/05	2.78 (a)	293,000	292,971
4/15/05	1.33	80,000	80,000
4/19/05	2.59 (a)	40,000	39,999
4/25/05	2.77 (a)	137,000	136,995
4/27/05	1.28	50,000	50,000
5/2/05	2.63 (a)	62,000	61,943
5/10/05	2.66 (a)	80,000	79,942
5/26/05	2.77 (a)	226,000	225,948
6/13/05	2.88 (a)	225,000	224,786
			1,192,584
Freddie Mac - 6.0%
Discount Notes - 6.0%
4/26/05	2.19	76,834	76,718
6/28/05	3.00	115,000	114,164
8/1/05	3.01	93,000	92,064
8/1/05	3.04	53,000	52,461
3/7/06	3.47	68,241	66,082
			401,489
TOTAL FEDERAL AGENCIES			3,273,240
U.S. Treasury Obligations - 1.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 1.9%
6/30/05	2.80%	$ 70,000	$ 69,513
7/7/05	2.80	60,000	59,578
TOTAL U.S. TREASURY OBLIGATIONS			129,091
Repurchase Agreements - 50.2%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 3/31/05 due 4/1/05 At:
2.89% (b)		$ 173,677	173,663
2.91% (b)		3,194,258	3,194,000
TOTAL REPURCHASE AGREEMENTS			3,367,663
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $6,769,994)			6,769,994
NET OTHER ASSETS - (0.9)%			(60,494)
NET ASSETS - 100%			$ 6,709,500
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$173,663 due 4/1/05 at 2.89%
Banc of America Securities LLC.	$ 24,481
Credit Suisse First Boston LLC	38,252
Morgan Stanley & Co. Incorporated	110,930
$ 173,663
$3,194,000 due 4/1/05 at 2.91%
Banc of America Securities LLC.	$ 828,097
Barclays Capital Inc.	440,580
Greenwich Capital Markets, Inc.	414,048
Morgan Stanley & Co. Incorporated.	621,072
Wachovia Capital Markets, LLC	724,584
WestLB AG	165,619
$ 3,194,000
Income Tax Information
At March 31, 2005, the fund had a capital loss carryforward of approximately $585,000 of which $86,000, $191,000 and $308,000 will expire on March 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $3,367,663) (cost $6,769,994) - See accompanying schedule		$ 6,769,994
Interest receivable		5,302
Prepaid expenses		26
Receivable from investment adviser for expense reductions		136
Other affiliated receivables		7
Total assets		6,775,465

Liabilities
Payable for investments purchased	$ 59,578
Payable for fund shares redeemed	6
Distributions payable	4,860
Accrued management fee	1,075
Distribution fees payable	184
Other affiliated payables	220
Other payables and accrued expenses	42
Total liabilities		65,965

Net Assets		$ 6,709,500
Net Assets consist of:
Paid in capital		$ 6,709,749
Undistributed net investment income		92
Accumulated undistributed net realized gain (loss) on investments		(341)
Net Assets		$ 6,709,500

Calculation of Maximum Offering Price Class I: Net Asset Value, offering price and redemption price per share ($5,589,547 ÷ 5,589,630 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($499,023 ÷ 498,934 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($571,905 ÷ 571,850 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($49,025 ÷ 49,036 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2005

Investment Income
Interest		$ 123,169

Expenses
Management fee	$ 14,283
Transfer agent fees	1,154
Distribution fees	3,079
Accounting fees and expenses	630
Independent trustees' compensation	39
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	64
Registration fees	81
Audit	65
Legal	15
Miscellaneous	76
Total expenses before reductions	19,487
Expense reductions	(2,134)	17,353
Net investment income		105,816
Net realized gain (loss) on investment securities		(508)
Net increase in net assets resulting from operations		$ 105,308

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2005	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 105,816	$ 78,801
Net realized gain (loss)	(508)	(191)
Net increase in net assets resulting from operations	105,308	78,610
Distributions to shareholders from net investment income	(106,199)	(78,302)
Share transactions - net increase (decrease)	(1,319,771)	(1,953,748)
Total increase (decrease) in net assets	(1,320,662)	(1,953,440)

Net Assets
Beginning of period	8,030,162	9,983,602
End of period (including undistributed net investment income of $92 and undistributed net investment income of $919, respectively)	$ 6,709,500	$ 8,030,162

Financial Highlights - Class I

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.010	.015	.031	.062
Distributions from net investment income	(.016)	(.010)	(.015)	(.031)	(.062)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.58%	.97%	1.53%	3.16%	6.34%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.23%	.23%	.26%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	1.53%	.98%	1.52%	3.06%	6.13%
Supplemental Data
Net assets, end of period (in millions)	$ 5,590	$ 6,024	$ 7,928	$ 8,604	$ 9,141

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.008	.014	.030	.060
Distributions from net investment income	(.014)	(.008)	(.014)	(.030)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.43%	.82%	1.38%	3.01%	6.18%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.38%	.38%	.41%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	1.38%	.83%	1.37%	2.86%	5.98%
Supplemental Data
Net assets, end of period (in millions)	$ 499	$ 859	$ 917	$ 918	$ 828

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.007	.013	.029	.059
Distributions from net investment income	(.013)	(.007)	(.013)	(.029)	(.059)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.32%	.72%	1.27%	2.90%	6.08%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.48%	.48%	.51%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.28%	.73%	1.27%	2.76%	5.88%
Supplemental Data
Net assets, end of period (in millions)	$ 572	$ 1,109	$ 866	$ 1,326	$ 1,028

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.009	.015	.004
Distributions from net investment income	(.015)	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.53%	.92%	1.47%	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.28%	.28%	.28%	.27% A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income	1.48%	.92%	1.47%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,025	$ 38,785	$ 272,495	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/05	% of fund's investments 9/30/04	% of fund's investments 3/31/04
0 - 30	43.4	51.2	66.4
31 - 90	36.2	26.2	17.3
91 - 180	19.4	17.9	6.6
181 - 397	1.0	4.7	9.7
Weighted Average Maturity
	3/31/05	9/30/04	3/31/04
Prime Money Market Portfolio	49 Days	56 Days	55 Days
All Taxable Money Market Funds Average*	38 Days	43 Days	55 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2005	As of September 30, 2004
Corporate Bonds 0.2%	Corporate Bonds 0.0%
Commercial Paper 30.9%	Commercial Paper 28.3%
Bank CDs, BAs, TDs, and Notes 52.2%	Bank CDs, BAs, TDs, and Notes 43.5%
Government Securities 4.4%	Government Securities 11.0%
Repurchase Agreements 12.9%	Repurchase Agreements 17.2%
Net Other Assets** (0.6)%	Net Other Assets 0.0%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Prime Money Market Portfolio

Investments March 31, 2005

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley
6/27/05	3.37% (b)	$ 18,000	$ 18,055
Certificates of Deposit - 29.5%

Domestic Certificates Of Deposit - 5.3%
Washington Mutual Bank, California
4/22/05	2.20	50,000	50,000
5/3/05	2.69	18,000	18,000
5/5/05	2.46	75,000	75,000
5/20/05	2.51	100,000	100,000
6/13/05	2.70	60,000	60,000
7/22/05	2.89	125,000	125,000
8/9/05	3.20	100,000	100,000
			528,000
New York Branch, Yankee Dollar, Foreign Banks - 24.2%
Banco Bilbao Vizcaya Argentaria SA
6/1/05	2.85 (b)	10,000	10,000
Bank of Tokyo-Mitsubishi Ltd.
5/3/05	2.70	100,000	100,000
Barclays Bank PLC
4/25/05	2.78 (b)	20,000	19,999
6/30/05	3.03	100,000	100,000
BNP Paribas SA
4/22/05	2.77 (b)	60,000	59,993
5/3/05	2.71	65,000	65,000
6/29/05	2.72	75,000	75,000
7/1/05	2.80	190,000	190,000
7/1/05	2.83	60,000	60,000
Calyon
4/13/05	2.73 (b)	50,000	49,995
6/30/05	3.04	80,000	80,000
Canadian Imperial Bank of Commerce
4/29/05	2.79 (b)	35,000	34,998
Credit Agricole Indosuez
4/22/05	2.69 (b)	15,000	15,000
5/24/05	2.79 (b)	85,000	84,984
Credit Industriel et Commercial
9/14/05	3.02	100,000	100,000
9/28/05	3.16	100,000	100,000
Deutsche Bank AG
6/3/05	2.89 (b)	65,000	65,000
Dexia Credit Local de France
5/18/05	2.81	100,000	100,000
Dresdner Bank AG
6/21/05	2.80	100,000	100,000
7/8/05	2.90	125,000	125,000
7/18/05	2.86	20,000	20,000
Eurohypo AG
6/13/05	2.94	100,000	100,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
6/27/05	3.05%	$ 15,000	$ 15,000
HBOS Treasury Services PLC
6/6/05	2.89 (b)	90,000	90,000
Landesbank Baden-Wuerttemberg
5/25/05	2.80 (b)	60,000	59,997
5/31/05	2.81 (b)	5,000	4,999
Mizuho Corporate Bank Ltd.
5/6/05	2.75	45,000	45,000
Royal Bank of Canada
6/15/05	2.93 (b)	50,000	49,991
Royal Bank of Scotland PLC
4/14/05	2.73 (b)	55,000	54,997
6/17/05	2.94 (b)	60,000	59,994
Societe Generale
4/18/05	2.76 (b)	65,000	64,995
Societe Generale NA
5/9/05	2.53	50,000	49,942
UBS AG
4/4/05	2.47 (b)	76,000	75,990
Unicredito Italiano Spa
4/14/05	2.57 (b)	50,000	49,995
4/27/05	2.63 (b)	80,000	79,992
5/12/05	2.72 (b)	30,000	29,996
6/21/05	2.98 (b)	45,000	44,996
			2,430,853
TOTAL CERTIFICATES OF DEPOSIT			2,958,853
Commercial Paper - 30.9%

Bank of America Corp.
4/5/05	2.16	75,000	74,982
8/5/05	3.13	100,000	98,919
Beta Finance, Inc.
6/8/05	2.91 (a)	52,000	51,716
Capital One Multi-Asset Execution Trust
4/18/05	2.70	50,000	49,936
CC USA, Inc.
6/10/05	2.91 (a)	50,000	49,719
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/9/05	2.73	90,000	89,743
Emerald (MBNA Credit Card Master Note Trust)
4/19/05	2.71	26,800	26,764
5/10/05	2.75	20,000	19,941
5/17/05	2.82	30,000	29,893
6/7/05	2.98	50,000	49,725
Eurohypo AG
6/30/05	3.05	35,000	34,735
FCAR Owner Trust
6/16/05	2.85	100,000	99,405
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
FCAR Owner Trust - continued
7/15/05	2.87%	$ 125,000	$ 123,968
7/18/05	2.88	209,500	207,718
9/15/05	3.29	49,000	48,264
Fortis Funding LLC
9/1/05	3.24	50,000	49,321
General Electric Capital Corp.
8/24/05	3.07	50,000	49,392
9/7/05	3.17	100,000	98,622
Grampian Funding Ltd.
4/8/05	2.45	116,000	115,945
6/14/05	2.67	90,000	89,513
HBOS Treasury Services PLC
5/3/05	2.70	156,775	156,402
ING America Insurance Holdings, Inc.
6/13/05	2.68	25,000	24,866
K2 (USA) LLC
4/5/05	2.17 (a)	49,450	49,438
Motown Notes Program
4/19/05	2.65	15,300	15,280
4/25/05	2.66	20,000	19,965
5/3/05	2.71	45,000	44,892
5/9/05	2.73	65,000	64,814
5/10/05	2.75	10,000	9,970
Nationwide Building Society
6/3/05	2.80	100,000	99,514
Newcastle (Discover Card Master Trust)
5/2/05	2.71	10,000	9,977
Nordea North America, Inc.
5/2/05	2.70	72,500	72,333
5/23/05	2.53	150,000	149,458
Paradigm Funding LLC
4/5/05	2.17	100,000	99,976
Park Granada LLC
4/7/05	2.73	95,500	95,457
4/11/05	2.76	50,000	49,962
4/13/05	2.81	100,000	99,907
Royal Bank of Scotland PLC
6/28/05	3.03	50,000	49,632
Santander Finance, Inc.
5/20/05	2.50	25,000	24,916
6/8/05	2.62	40,000	39,804
SBC Communications, Inc.
6/1/05	2.96	30,000	29,851
6/6/05	2.98	13,000	12,929
6/7/05	3.01	18,000	17,900
6/8/05	3.01	5,000	4,972
6/8/05	3.02	32,500	32,316
Scaldis Capital LLC
4/22/05	2.65	50,327	50,250
5/27/05	2.58	28,401	28,288

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
6/6/05	2.61%	$ 25,327	$ 25,207
6/7/05	2.61	35,460	35,290
6/8/05	2.65	104,846	104,327
Toyota Motor Credit Corp.
9/7/05	3.18	18,000	17,751
Westpac Capital Corp.
8/9/05	3.07	115,500	114,236
TOTAL COMMERCIAL PAPER			3,108,101
Federal Agencies - 3.4%

Fannie Mae - 0.7%
Agency Coupons - 0.7%
5/4/05	1.54	25,000	25,000
5/9/05	1.49	25,000	25,000
5/13/05	1.59	25,000	25,000
			75,000
Federal Home Loan Bank - 2.5%
Agency Coupons - 2.5%
4/25/05	1.30	100,000	100,000
4/29/05	2.03	10,000	9,995
5/2/05	1.92	10,000	9,995
5/2/05	2.63 (b)	100,000	99,907
5/3/05	1.37	30,000	30,000
			249,897
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates - 0.2%
Agency Coupons - 0.2%
4/7/05	2.85 (b)	20,600	20,600
TOTAL FEDERAL AGENCIES			345,497
U.S. Treasury Obligations - 1.0%

U.S. Treasury Bills - 1.0%
6/30/05	2.80	50,000	49,652
7/7/05	2.80	50,000	49,649
TOTAL U.S. TREASURY OBLIGATIONS			99,301
Master Notes - 2.5%

Bear Stearns Companies, Inc.
9/12/05	3.34 (d)	44,000	44,000
Goldman Sachs Group, Inc.
4/11/05	2.82 (b)(d)	16,000	16,000
4/12/05	2.12 (d)	60,000	60,000
4/14/05	2.85 (b)(d)	60,000	60,000
5/26/05	2.94 (b)(d)	71,000	71,000
TOTAL MASTER NOTES			251,000
Medium-Term Notes - 17.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Allstate Life Global Funding II
4/8/05	2.74% (a)(b)	$ 10,000	$ 10,000
4/15/05	2.80 (a)(b)	5,000	5,000
4/15/05	2.84 (a)(b)	10,000	10,000
American Express Credit Corp.
4/5/05	2.83 (b)	95,000	95,020
4/11/05	2.77 (b)	20,000	20,002
ASIF Global Financing XXX
4/25/05	2.84 (a)(b)	50,000	50,000
Bayerische Landesbank Girozentrale
5/19/05	2.82 (b)	60,000	60,000
BMW U.S. Capital LLC
4/15/05	2.82 (b)(d)	16,000	16,000
Descartes Funding Trust
4/15/05	2.81 (b)	15,000	15,000
First Tennessee Bank NA, Memphis
5/5/05	2.74 (b)	40,000	40,000
6/1/05	2.91 (b)	20,000	20,002
6/22/05	2.99 (b)	15,000	14,998
6/30/05	3.13 (b)	25,000	25,005
GE Capital Assurance Co.
4/1/05	2.81 (b)(d)	15,000	15,000
General Electric Capital Corp.
4/7/05	2.74 (b)	127,000	127,000
4/11/05	2.86 (b)	79,500	79,525
4/18/05	2.93 (b)	148,000	148,102
Hartford Life Global Funding Trust
4/15/05	2.80 (b)	35,000	35,000
Household Finance Corp.
4/5/05	2.71 (b)	10,000	10,000
5/18/05	2.92 (b)	30,000	30,015
6/16/05	3.12 (b)	10,000	10,003
6/17/05	3.33 (b)	24,393	24,411
HSBC Finance Corp.
4/25/05	2.84 (b)	37,000	37,000
Metropolitan Life Insurance Co.
4/6/05	2.74 (a)(b)	21,087	21,087
Morgan Stanley
4/1/05	2.87 (b)	7,000	7,000
4/4/05	2.71 (b)	50,000	50,000
4/4/05	2.71 (b)	22,000	22,000
4/4/05	2.71 (b)	50,000	50,000
4/4/05	2.71 (b)	50,000	50,000
4/4/05	2.71 (b)	15,000	15,000
4/4/05	2.75 (b)	15,000	15,000
4/15/05	2.81 (b)	11,000	11,000
4/28/05	2.89 (b)	55,000	55,010
National City Bank
6/1/05	2.83 (b)	50,000	49,997
Pacific Life Global Funding
4/4/05	2.71 (a)(b)	22,500	22,500

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
4/13/05	2.79% (b)	$ 5,000	$ 5,000
RACERS
4/22/05	2.85 (a)(b)	65,000	65,000
SBC Communications, Inc.
6/5/05	2.39 (a)	22,000	22,065
SLM Corp.
4/1/05	2.72 (a)(b)	30,000	30,000
6/15/05	3.19 (b)	22,000	22,017
Verizon Global Funding Corp.
6/15/05	3.12 (b)	70,000	70,000
Wells Fargo & Co.
4/4/05	2.77 (b)	30,000	30,000
4/15/05	2.78 (b)	90,000	90,001
WestLB AG
4/11/05	2.78 (a)(b)	41,000	41,000
6/30/05	0.00 (a)(b)	50,000	50,000
6/30/05	0.00 (a)(b)	1,000	1,000
Westpac Banking Corp.
6/13/05	2.99 (b)	15,000	15,000
TOTAL MEDIUM-TERM NOTES			1,706,760
Short-Term Notes - 2.2%

Hartford Life Insurance Co.
6/1/05	3.06 (b)(d)	25,000	25,000
Jackson National Life Insurance Co.
4/1/05	2.70 (b)(d)	10,000	10,000
Metropolitan Life Insurance Co.
4/1/05	2.75 (b)(d)	30,000	30,000
4/28/05	2.89 (a)(b)	10,000	10,000
Monumental Life Insurance Co.
4/1/05	2.83 (b)(d)	10,000	10,000
4/1/05	2.86 (b)(d)	10,000	10,000
New York Life Insurance Co.
4/1/05	2.69 (b)(d)	95,000	95,000
Transamerica Occidental Life Insurance Co.
5/1/05	2.91 (b)(d)	35,000	35,000
TOTAL SHORT-TERM NOTES			225,000
Municipal Securities - 1.0%

LoanStar Assets Partners LP Student Ln. Rev. Series A, 2.85%, LOC State Street Bank & Trust Co., Boston, VRDN (b)
4/7/05		50,000	50,000
New York State Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A3C, 2.27% (CIFG North America Insured), VRDN (b)
4/7/05		49,900	49,900
TOTAL MUNICIPAL SECURITIES			99,900
Repurchase Agreements - 12.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 3/31/05 due 4/1/05 At 2.89%	$ 756	$ 756
With:
Banc of America Securities LLC At 2.96%, dated 3/31/05 due 4/1/05 (Collateralized by Corporate Obligations with principal amounts of $314,731,506, 3.07% - 9.25%, 5/15/05 - 3/29/49)	323,027	323,000
Citigroup Global Markets, Inc. At 2.94%, dated 3/31/05 due 4/1/05 (Collateralized by Corporate Obligations with principal amounts of $522,167,365, 1.87% - 8.8%, 9/15/06 - 4/5/40)	532,043	532,000
Goldman Sachs & Co. At:
2.98%, dated 3/31/05 due 4/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $23,873,738, 3.25%, 9/25/34)	19,002	19,000
2.99%, dated 3/22/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $296,740,431, 4.9% - 5.25%, 12/25/34 - 4/25/35) (b)(c)	261,360	260,000
3%, dated 3/22/05 due 5/24/05 (Collateralized by Equity Securities valued at $47,250,014) (b)(c)	45,236	45,000
Lehman Brothers, Inc. At 2.96%, dated 3/31/05 due 4/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $153,037,000, 1.05% - 7.14%, 10/25/31 - 6/25/35)	114,009	114,000
TOTAL REPURCHASE AGREEMENTS		1,293,756
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $10,106,223)		10,106,223
NET OTHER ASSETS - (0.6)%		(57,525)
NET ASSETS - 100%		$ 10,048,698
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $488,525,000 or 4.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $497,000,000 or 4.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 44,000
BMW U.S. Capital LLC 2.82%, 4/15/05	3/22/05	$ 16,000
GE Capital Assurance Co. 2.81%, 4/1/05	7/30/04	$ 15,000
Goldman Sachs Group, Inc.: 2.12%, 4/12/05	9/14/04	$ 60,000
2.82%, 4/11/05	1/13/05	$ 16,000
2.85%, 4/14/05	2/14/05	$ 60,000
2.94%, 5/26/05	8/26/04	$ 71,000
Hartford Life Insurance Co. 3.06%, 6/1/05	12/16/03	$ 25,000
Jackson National Life Insurance Co. 2.7%, 4/1/05	3/31/03	$ 10,000
Metropolitan Life Insurance Co. 2.75%, 4/1/05	3/26/02	$ 30,000
Monumental Life Insurance Co. : 2.83%, 4/1/05	9/17/98	$ 10,000
2.86%, 4/1/05	3/12/99	$ 10,000
New York Life Insurance Co. 2.69%, 4/1/05	2/28/02 - 12/19/02	$ 95,000
Transamerica Occidental Life Insurance Co. 2.91%, 5/1/05	4/28/00	$ 35,000
Income Tax Information
At March 31, 2005, the fund had a capital loss carryforward of approximately $619,000 of which $119,000 and $500,000 will expire on March 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $1,293,756) (cost $10,106,223) - See accompanying schedule		$ 10,106,223
Cash		639
Interest receivable		19,031
Prepaid expenses		29
Receivable from investment adviser for expense reductions		200
Total assets		10,126,122

Liabilities
Payable for investments purchased	$ 67,709
Distributions payable	7,399
Accrued management fee	1,729
Distribution fees payable	342
Other affiliated payables	199
Other payables and accrued expenses	46
Total liabilities		77,424

Net Assets		$ 10,048,698
Net Assets consist of:
Paid in capital		$ 10,049,797
Undistributed net investment income		60
Accumulated undistributed net realized gain (loss) on investments		(1,159)
Net Assets		$ 10,048,698

Calculation of Maximum Offering Price Class I: Net Asset Value, offering price and redemption price per share ($8,157,904 ÷ 8,158,166 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($660,913 ÷ 660,862 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,123,500 ÷ 1,123,874 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($106,381 ÷ 106,389 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2005

Investment Income
Interest		$ 162,535

Expenses
Management fee	$ 17,358
Transfer agent fees	1,376
Distribution fees	3,328
Accounting fees and expenses	753
Independent trustees' compensation	44
Custodian fees and expenses	111
Registration fees	96
Audit	70
Legal	17
Miscellaneous	65
Total expenses before reductions	23,218
Expense reductions	(2,603)	20,615
Net investment income		141,920
Net realized gain (loss) on investment securities		(1,040)
Net increase in net assets resulting from operations		$ 140,880

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2005	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 141,920	$ 64,854
Net realized gain (loss)	(1,040)	(119)
Net increase in net assets resulting from operations	140,880	64,735
Distributions to shareholders from net investment income	(141,941)	(64,801)
Share transactions - net increase (decrease)	2,708,787	1,396,791
Total increase (decrease) in net assets	2,707,726	1,396,725

Net Assets
Beginning of period	7,340,972	5,944,247
End of period (including undistributed net investment income of $60 and undistributed net investment income of $81, respectively)	$ 10,048,698	$ 7,340,972

Financial Highlights - Class I

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.010	.016	.031	.062
Distributions from net investment income	(.016)	(.010)	(.016)	(.031)	(.062)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.62%	1.00%	1.56%	3.17%	6.43%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.23%	.23%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	1.68%	.99%	1.57%	3.14%	6.21%
Supplemental Data
Net assets, end of period (in millions)	$ 8,158	$ 6,153	$ 4,434	$ 6,782	$ 6,829

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.008	.014	.030	.061
Distributions from net investment income	(.015)	(.008)	(.014)	(.030)	(.061)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.47%	.85%	1.42%	3.01%	6.27%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.38%	.38%	.40%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	1.53%	.84%	1.41%	2.96%	6.06%
Supplemental Data
Net assets, end of period (in millions)	$ 661	$ 176	$ 188	$ 886	$ 1,295

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.007	.013	.029	.060
Distributions from net investment income	(.014)	(.007)	(.013)	(.029)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.36%	.74%	1.31%	2.91%	6.16%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.49%	.49%	.50%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.43%	.74%	1.32%	2.81%	5.96%
Supplemental Data
Net assets, end of period (in millions)	$ 1,123	$ 898	$ 1,187	$ 1,407	$ 1,531

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.009	.015	.004
Distributions from net investment income	(.016)	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.57%	.95%	1.51%	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.28%	.28%	.29%	.27% A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income	1.63%	.94%	1.52%	1.44% A
Supplemental Data
Net assets, end of period (in millions)	$ 106	$ 114	$ 134	$ 5

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/05	% of fund's investments 9/30/04	% of fund's investments 3/31/04
0 - 30	48.3	41.3	55.5
31 - 90	37.0	25.2	17.2
91 - 180	13.5	26.4	8.7
181 - 397	1.2	7.1	18.6
Weighted Average Maturity
	3/31/05	9/30/04	3/31/04
Money Market Portfolio	44 Days	72 Days	86 Days
All Taxable Money Market Funds Average*	38 Days	43 Days	55 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2005	As of September 30, 2004
Commercial Paper 11.4%	Commercial Paper 14.6%
Bank CDs, BAs, TDs, and Notes 64.0%	Bank CDs, BAs, TDs, and Notes 52.2%
Government Securities 10.6%	Government Securities 21.6%
Repurchase Agreements 14.2%	Repurchase Agreements 13.4%
Net Other Assets** (0.2)%	Net Other Assets** (1.8)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Money Market Portfolio

Investments March 31, 2005

Showing Percentage of Net Assets

Certificates of Deposit - 34.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 2.4%
Washington Mutual Bank, California
4/14/05	2.18%	$ 100,000	$ 100,000
4/22/05	2.20	35,000	35,000
5/5/05	2.46	40,000	40,000
7/22/05	2.89	125,000	125,000
			300,000
London Branch, Eurodollar, Foreign Banks - 8.4%
Calyon
9/12/05	3.01	80,000	80,000
Credit Industriel et Commercial
6/14/05	2.83	75,000	75,000
7/7/05	2.89	120,000	120,000
8/11/05	3.09	85,000	85,000
HBOS Treasury Services PLC
7/14/05	2.88	100,000	99,980
Norddeutsche Landesbank Girozentrale
5/6/05	2.83	25,000	24,966
7/7/05	2.79	100,000	100,000
Societe Generale
4/21/05	2.55	100,000	100,000
5/20/05	2.61	150,000	150,000
6/20/05	2.81	100,000	99,991
9/8/05	3.00	70,000	70,000
12/22/05	3.00	50,000	50,000
			1,054,937
New York Branch, Yankee Dollar, Foreign Banks - 24.1%
Banco Bilbao Vizcaya Argentaria SA
6/1/05	2.85 (b)	30,000	30,000
Bank of Tokyo-Mitsubishi Ltd.
5/3/05	2.70	140,000	140,000
Barclays Bank PLC
4/25/05	2.78 (b)	55,000	54,997
BNP Paribas SA
5/3/05	2.71	135,000	135,000
6/29/05	2.72	75,000	75,000
7/1/05	2.80	100,000	100,000
7/1/05	2.83	140,000	140,000
Calyon
6/13/05	2.92 (b)	80,000	79,985
6/30/05	3.04	90,000	90,000
Canadian Imperial Bank of Commerce
4/15/05	2.86 (b)	155,000	155,000
4/29/05	2.79 (b)	95,000	94,996
Credit Agricole Indosuez
6/1/05	2.82 (b)	117,000	116,992
Credit Industriel et Commercial
9/14/05	3.03	75,000	75,000
9/28/05	3.16	100,000	100,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Bank AG
6/3/05	2.89% (b)	$ 155,000	$ 155,000
Dexia Credit Local de France
5/18/05	2.81	100,000	100,000
Dresdner Bank AG
4/8/05	2.21	100,000	100,000
7/8/05	2.90	125,000	125,000
7/18/05	2.86	35,000	35,000
Eurohypo AG
6/27/05	3.05	20,000	20,000
HBOS Treasury Services PLC
4/4/05	2.68 (b)	110,000	110,000
6/6/05	2.89 (b)	250,000	250,000
Landesbank Baden-Wuerttemberg
5/25/05	2.80 (b)	175,000	174,992
5/31/05	2.81 (b)	20,000	19,998
Mizuho Corporate Bank Ltd.
5/6/05	2.75	65,000	65,000
Societe Generale NA
5/9/05	2.53	40,000	39,953
Unicredito Italiano Spa
4/14/05	2.57 (b)	80,000	79,993
4/27/05	2.63 (b)	195,000	194,981
5/12/05	2.72 (b)	70,000	69,992
6/21/05	2.98 (b)	80,000	79,993
			3,006,872
TOTAL CERTIFICATES OF DEPOSIT			4,361,809
Commercial Paper - 11.4%

Bank of America Corp.
4/5/05	2.16	100,000	99,976
Bradford & Bingley PLC
4/25/05	2.69	15,000	14,973
4/28/05	2.73	15,000	14,970
Emerald (MBNA Credit Card Master Note Trust)
5/17/05	2.82	40,000	39,857
Eurohypo AG
6/30/05	3.05	40,000	39,697
FCAR Owner Trust
7/18/05	2.88	100,000	99,148
Fortis Funding LLC
9/1/05	3.24	50,000	49,321
General Electric Capital Corp.
8/24/05	3.07	50,000	49,392
Grampian Funding Ltd.
4/19/05	2.18	100,000	99,892
4/19/05	2.20	85,000	84,907
6/13/05	2.74	75,000	74,588
6/24/05	2.80	154,000	153,006
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
ING America Insurance Holdings, Inc.
5/2/05	2.71%	$ 5,000	$ 4,988
K2 (USA) LLC
4/4/05	2.17 (a)	50,000	49,991
Motown Notes Program
5/18/05	2.82	34,000	33,876
Newcastle (Discover Card Master Trust)
5/2/05	2.71	15,000	14,965
Nordea North America, Inc.
5/23/05	2.53	100,000	99,639
Paradigm Funding LLC
4/5/05	2.17	100,000	99,976
Rabobank USA Financial Corp.
4/12/05	2.16	73,090	73,042
SBC Communications, Inc.
6/2/05	2.96	36,000	35,818
6/6/05	2.98	16,000	15,913
6/7/05	3.01	22,000	21,878
6/8/05	3.01	5,000	4,972
Scaldis Capital LLC
6/9/05	2.66	51,618	51,358
6/10/05	2.66	77,614	77,218
Toyota Motor Credit Corp.
9/7/05	3.18	21,000	20,710
TOTAL COMMERCIAL PAPER			1,424,071
Federal Agencies - 10.2%

Fannie Mae - 4.1%
Agency Coupons - 4.1%
4/28/05	2.00	30,000	29,985
5/3/05	1.40	100,000	100,000
5/4/05	1.54	30,000	30,000
5/9/05	1.49	150,000	150,000
5/9/05	1.51	50,000	50,000
5/13/05	1.59	100,000	100,000
6/3/05	1.84	50,000	50,000
			509,985
Federal Home Loan Bank - 6.1%
Agency Coupons - 6.1%
4/1/05	1.38	200,000	200,000
4/1/05	1.43	100,000	100,000
4/15/05	1.33	300,000	300,000
4/28/05	1.33	20,000	20,000
5/2/05	1.92	10,000	9,995
5/3/05	1.37	100,000	100,000
5/16/05	1.65	40,000	40,000
			769,995
TOTAL FEDERAL AGENCIES			1,279,980
U.S. Treasury Obligations - 0.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 0.4%
7/7/05	2.80%	$ 50,000	$ 49,649
Master Notes - 3.9%

Bear Stearns Companies, Inc.
9/12/05	3.34 (d)	54,000	54,000
Goldman Sachs Group, Inc.
4/11/05	2.82 (b)(d)	206,000	206,000
5/26/05	2.94 (b)(d)	221,000	221,000
TOTAL MASTER NOTES			481,000
Medium-Term Notes - 20.1%

Allstate Life Global Funding II
4/8/05	2.74 (a)(b)	25,000	25,000
4/15/05	2.80 (a)(b)	20,000	20,000
4/15/05	2.84 (a)(b)	25,000	25,000
American Express Centurion Bank
4/27/05	2.81 (b)	50,000	50,000
Bank One NA, Chicago
5/3/05	2.95 (b)	35,000	35,027
Bayerische Landesbank Girozentrale
5/19/05	2.82 (b)	155,000	155,000
BellSouth Telecommunications
6/6/05	3.00 (b)	35,000	35,000
BMW U.S. Capital LLC
4/15/05	2.82 (b)(d)	19,000	19,000
Citigroup Global Markets Holdings, Inc.
6/6/05	3.01 (b)	30,000	30,006
Descartes Funding Trust
4/15/05	2.81 (b)	30,000	30,000
First Tennessee Bank NA, Memphis
6/22/05	2.99 (b)	10,000	9,999
6/30/05	3.13 (b)	20,000	20,004
General Electric Capital Corp.
4/1/05	2.81 (b)(d)	40,000	40,000
4/7/05	2.74 (b)	200,000	200,000
HBOS Treasury Services PLC
5/20/05	2.90 (a)(b)	18,000	18,006
6/24/05	3.08 (b)	150,000	150,000
Household Finance Corp.
4/5/05	2.71 (b)	26,000	26,000
5/18/05	2.92 (b)	70,000	70,035
6/16/05	3.12 (b)	25,000	25,008
HSBC Finance Corp.
4/25/05	2.84 (b)	51,000	51,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Metropolitan Life Insurance Co.
4/6/05	2.74% (a)(b)	$ 30,994	$ 30,994
Morgan Stanley
4/1/05	2.87 (b)	25,000	25,000
4/4/05	2.71 (b)	150,000	150,000
4/4/05	2.75 (b)	40,000	40,000
4/15/05	2.81 (b)	57,000	57,000
4/28/05	2.89 (b)	107,000	107,004
National Australia Bank Ltd.
4/8/05	2.61 (b)	200,000	200,021
National City Bank
6/1/05	2.83 (b)	135,000	134,993
Pacific Life Global Funding
4/4/05	2.71 (a)(b)	25,000	25,000
4/13/05	2.79 (b)	10,000	10,000
RACERS
4/22/05	2.85 (a)(b)	170,000	170,000
Royal Bank of Canada
4/11/05	2.75 (b)	20,000	20,000
SBC Communications, Inc.
6/5/05	2.39 (a)	49,000	49,146
Verizon Global Funding Corp.
6/15/05	3.12 (b)	235,000	235,001
WestLB AG
4/11/05	2.78 (a)(b)	58,000	58,000
6/30/05	0.00 (a)(b)	59,000	59,000
Westpac Banking Corp.
6/9/05	2.89 (b)	70,000	69,991
6/13/05	2.99 (b)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			2,515,235
Short-Term Notes - 5.1%

Hartford Life Insurance Co.
6/1/05	3.06 (b)(d)	65,000	65,000
Jackson National Life Insurance Co.
4/1/05	2.70 (b)(d)	47,000	47,000
Metropolitan Life Insurance Co.
4/1/05	2.75 (b)(d)	65,000	65,000
4/28/05	2.89 (a)(b)	25,000	25,000
Monumental Life Insurance Co.
4/1/05	2.83 (b)(d)	36,000	36,000
4/1/05	2.86 (b)(d)	55,000	55,000
New York Life Insurance Co.
4/1/05	2.69 (b)(d)	215,000	215,000
Transamerica Occidental Life Insurance Co.
5/1/05	2.91 (b)(d)	95,000	95,000
Travelers Insurance Co.
4/1/05	2.67 (b)(d)	30,000	30,000
TOTAL SHORT-TERM NOTES			633,000
Repurchase Agreements - 14.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 3/31/05 due 4/1/05 At 2.89%	$ 1,709	$ 1,709
With:
Banc of America Securities LLC At 2.92%, dated 3/31/05 due 4/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,877,485,551, 0% - 8.961%, 3/15/08 - 8/25/43)	488,040	488,000
Citigroup Global Markets, Inc. At 2.98%, dated 3/31/05 due 4/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $849,765,614, 1% - 9.49%, 1/15/06 - 6/25/42)	500,041	500,000
Deutsche Bank Securities, Inc. At 3.01%, dated 3/31/05 due 4/1/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,095,429,291, 3.7% - 6.42%, 9/15/14 - 2/13/46)	200,017	200,000
Goldman Sachs & Co. At:
2.99%, dated 3/22/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $172,580,230, 3.96% - 5.76%, 8/1/34 - 3/25/35) (b)(c)	140,733	140,000
3%, dated 3/22/05 due 5/24/05 (Collateralized by Equity Securities valued at $63,000,007) (b)(c)	60,315	60,000
Lehman Brothers, Inc. At 3%, dated 3/31/05 due 4/1/05:
(Collateralized by Corporate Obligations with principal amounts of $300,820,280, 3.29% - 10%, 1/2/07 - 12/1/49)	175,015	175,000
(Collateralized by Equity Securities valued at $224,997,726)	214,018	214,000
TOTAL REPURCHASE AGREEMENTS		1,778,709
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $12,523,453)		12,523,453
NET OTHER ASSETS - (0.2)%		(24,547)
NET ASSETS - 100%		$ 12,498,906
Security Type Abbreviations
CP - COMMERCIAL PAPER
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $555,137,000 or 4.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,148,000,000 or 9.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 54,000
BMW U.S. Capital LLC 2.82%, 4/15/05	3/22/05	$ 19,000
General Electric Capital Corp. 2.81%, 4/1/05	4/1/04	$ 40,000
Goldman Sachs Group, Inc.: 2.82%, 4/11/05	1/13/05	$ 206,000
2.94%, 5/26/05	8/26/04	$ 221,000
Hartford Life Insurance Co. 3.06%, 6/1/05	12/16/03	$ 65,000
Jackson National Life Insurance Co. 2.7%, 4/1/05	3/31/03	$ 47,000
Metropolitan Life Insurance Co. 2.75%, 4/1/05	3/26/02	$ 65,000
Monumental Life Insurance Co.: 2.83%, 4/1/05	7/31/98 - 9/17/98	$ 36,000
2.86%, 4/1/05	3/12/99	$ 55,000
New York Life Insurance Co. 2.69%, 4/1/05	2/28/02 - 12/19/02	$ 215,000
Transamerica Occidental Life Insurance Co. 2.91%, 5/1/05	4/28/00	$ 95,000
Travelers Insurance Co. 2.67%, 4/1/05	3/26/04	$ 30,000
Income Tax Information
At March 31, 2005, the fund had a capital loss carryforward of approximately $1,466,000 of which $414,000, $535,000 and $517,000 will expire on March 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2005

Assets
Investment in securities, at value (including repurchase agreements of $1,778,709) (cost $12,523,453) - See accompanying schedule		$ 12,523,453
Cash		1,446
Receivable for fund shares sold		8
Interest receivable		33,258
Prepaid expenses		66
Receivable from investment adviser for expense reductions		491
Other affiliated receivables		34
Total assets		12,558,756

Liabilities
Payable for investments purchased	$ 49,649
Distributions payable	7,221
Accrued management fee	2,135
Distribution fees payable	241
Other affiliated payables	543
Other payables and accrued expenses	61
Total liabilities		59,850

Net Assets		$ 12,498,906
Net Assets consist of:
Paid in capital		$ 12,503,017
Distributions in excess of net investment income		(157)
Accumulated undistributed net realized gain (loss) on investments		(3,954)
Net Assets		$ 12,498,906

Calculation of Maximum Offering Price Class I: Net Asset Value, offering price and redemption price per share ($11,388,541 ÷ 11,391,369 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($167,770 ÷ 167,823 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($926,316 ÷ 926,719 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($16,279 ÷ 16,294 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2005

Investment Income
Interest		$ 303,060

Expenses
Management fee	$ 36,050
Transfer agent fees	2,746
Distribution fees	3,757
Accounting fees and expenses	1,219
Independent trustees' compensation	100
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	272
Registration fees	126
Audit	115
Legal	42
Miscellaneous	151
Total expenses before reductions	44,581
Expense reductions	(8,452)	36,129
Net investment income		266,931
Net realized gain (loss) on investment securities		(2,674)
Net increase in net assets resulting from operations		$ 264,257

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2005	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 266,931	$ 182,433
Net realized gain (loss)	(2,674)	(866)
Net increase in net assets resulting from operations	264,257	181,567
Distributions to shareholders from net investment income	(267,263)	(182,123)
Share transactions - net increase (decrease)	(7,217,115)	2,725,550
Total increase (decrease) in net assets	(7,220,121)	2,724,994

Net Assets
Beginning of period	19,719,027	16,994,033
End of period (including distributions in excess of net investment income of $157 and undistributed net investment income of $175, respectively)	$ 12,498,906	$ 19,719,027

Financial Highlights - Class I

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.010	.016	.032	.063
Distributions from net investment income	(.016)	(.010)	(.016)	(.032)	(.063)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.58%	1.03%	1.59%	3.20%	6.47%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.22%	.23%	.24%
Expenses net of voluntary waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income	1.50%	1.03%	1.58%	3.13%	6.26%
Supplemental Data
Net assets, end of period (in millions)	$ 11,389	$ 18,841	$ 16,325	$ 17,038	$ 19,337

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.009	.014	.030	.061
Distributions from net investment income	(.014)	(.009)	(.014)	(.030)	(.061)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.43%	.88%	1.46%	3.04%	6.31%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.38%	.37%	.39%
Expenses net of voluntary waivers, if any	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.33%
Net investment income	1.35%	.87%	1.43%	2.89%	6.11%
Supplemental Data
Net assets, end of period (in millions)	$ 168	$ 260	$ 206	$ 376	$ 271

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.008	.013	.029	.060
Distributions from net investment income	(.013)	(.008)	(.013)	(.029)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.33%	.78%	1.34%	2.94%	6.20%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.48%	.48%	.49%
Expenses net of voluntary waivers, if any	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43%	.43%	.43%	.43%	.43%
Net investment income	1.25%	.77%	1.33%	2.88%	6.01%
Supplemental Data
Net assets, end of period (in millions)	$ 926	$ 456	$ 439	$ 784	$ 789

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.010	.015	.004
Distributions from net investment income	(.015)	(.010)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.53%	.98%	1.54%	.38%
Ratios to Average Net Assets E
Expenses before expense reductions	.28%	.28%	.28%	.27% A
Expenses net of voluntary waivers, if any	.23%	.23%	.23%	.23% A
Expenses net of all reductions	.23%	.23%	.23%	.23% A
Net investment income	1.45%	.98%	1.53%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,279	$ 161,505	$ 24,271	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 3/31/05	% of fund's investments 9/30/04	% of fund's investments 3/31/04
0 - 30	93.6	89.7	79.7
31 - 90	1.8	0.8	8.2
91 - 180	3.3	0.6	10.4
181 - 397	1.3	8.9	1.7
Weighted Average Maturity
	3/31/05	9/30/04	3/31/04
Tax-Exempt Portfolio	14 Days	33 Days	29 Days
All Tax-Free Money Market Funds Average*	26 Days	36 Days	37 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2005	As of September 30, 2004
Variable Rate Demand Notes (VRDNs) 88.7%	Variable Rate Demand Notes (VRDNs) 84.5%
Commercial Paper (including CP Mode) 2.7%	Commercial Paper (including CP Mode) 3.6%
Tender Notes and Bonds 1.7%	Tender Notes and Bonds 2.6%
Municipal Notes 4.5%	Municipal Notes 7.4%
Municipal Bonds 0.3%	Municipal Bonds 0.1%
Other Investments 0.5%	Other Investments 0.0%
Net Other Assets 1.6%	Net Other Assets 1.8%

*Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2005

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.1%
Bessemer Med. Clinic Board Rev. Participating VRDN Series PT 909, 2.32% (Liquidity Facility Danske Bank AS) (c)(f)	$ 15,840	$ 15,840
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 2.32% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	5,700	5,700
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 E, 2.3%, VRDN (c)	21,900	21,900
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 2.32% (Liquidity Facility Danske Bank AS) (c)(f)	4,100	4,100
Jefferson County Ltd. Oblig. School Warrants:
Participating VRDN Series PT 2477, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,000	10,000
Series B, 2.31% (AMBAC Insured), VRDN (c)	5,800	5,800
Jefferson County Swr. Rev. Participating VRDN Series MS 00 397, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	8,545	8,545
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 2.17%, VRDN (c)	12,000	12,000
Montgomery ALAHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 2.32%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	6,000	6,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 2.33%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	3,085	3,085
		92,970
Alaska - 1.4%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 2.38% (Liquidity Facility Bank of America NA) (c)(f)	2,100	2,100
Series DB 131, 2.32% (Liquidity Facility Deutsche Bank AG) (c)(f)	4,980	4,980
Series Merlots 99 D, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,300	3,300
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.):
Series 2001, 2.3% (BP PLC Guaranteed), VRDN (c)	7,975	7,975
Series 2003 A, 2.3%, VRDN (c)	18,800	18,800
2.3%, VRDN (c)	25,000	25,000
		62,155

	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - 1.4%
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series Putters 483, 2.32% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	$ 3,780	$ 3,780
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Puters 690, 2.32% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)	3,550	3,550
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	4,140	4,140
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	95	95
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 2.4%, LOC Gen. Elec. Cap. Corp., VRDN (c)	18,000	18,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	2,575	2,575
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series PT 1512, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,660	1,660
Series SG 03 160, 2.32% (Liquidity Facility Societe Generale) (c)(f)	18,600	18,600
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 2.3% (FGIC Insured), VRDN (c)	10,005	10,005
		62,405
Arkansas - 0.0%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 2.33% (MBIA Insured), VRDN (c)	1,950	1,950
California - 4.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series FRRI 03 L11, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	35,525	35,525
Series Putters 309, 2.31% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,095	13,095
Series Putters 310, 2.31% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995	4,995
Series Putters 322, 2.31% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)	17,755	17,755
California Econ. Recovery Participating VRDN Series ROC II R6013, 2.31% (Liquidity Facility Citibank NA) (c)(f)	10,825	10,825
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.:
Participating VRDN:
Series LB 04 L71J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 12,700	$ 12,700
Series Merlots 03 A29, 2.32% (Liquidity Facility Wachovia Bank NA) (c)(f)	12,265	12,265
RAN 3% 6/30/05	29,145	29,235
Los Angeles Unified School District Participating VRDN:
Series LB 04 L64, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	17,800	17,800
Series PT 1398, 2.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,990	5,990
Series ROC II R25, 2.31% (Liquidity Facility Citibank NA) (c)(f)	6,665	6,665
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series EGL 03 33, 2.31% (Liquidity Facility Citibank NA, New York) (c)(f)	11,870	11,870
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,290	4,290
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series Putters 372, 2.31% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,085	11,085
		194,095
Colorado - 2.2%
Arapahoe County Cap. Impt. Trust Fund Hwy. Rev. Bonds Series E 470, 0% 8/31/26 (Pre-Refunded to 8/31/05 @ 20.8626) (e)	19,300	3,991
Arapahoe County Cherry Creek School District #5 Bonds Series Merlots 04 A4, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	7,020	7,020
Arapahoe Park & Recreation District Participating VRDN Series PT 1677, 2.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,600	1,600
Centerra Metropolitan District No. 1 Rev. 2.31%, LOC BNP Paribas SA, VRDN (c)	12,000	12,000
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 2.4%, LOC JPMorgan Chase Bank, VRDN (c)	18,900	18,900
Colorado Hsg. & Fin. Auth. Bonds Series 2004 B4 Class I, 1.99% 11/1/05	10,400	10,400

	Principal Amount (000s)	Value (Note 1) (000s)
Colorado Springs Utils. Rev. Participating VRDN:
Series SGA 88, 2.3% (Liquidity Facility Societe Generale) (c)(f)	$ 10,100	$ 10,100
Series SGB 28, 2.32% (Liquidity Facility Societe Generale) (c)(f)	12,000	12,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,900	2,900
Series MS 00 425, 2.33% (Liquidity Facility Morgan Stanley) (c)(f)	8,433	8,433
Moffat County Poll. Cont. Rev. (Colorado-UTE Elec. Assoc., Inc. Proj.) Series 1984, 2.32% (AMBAC Insured), VRDN (c)	1,460	1,460
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	6,915	6,915
Southern Ute Indian Tribe of Southern Ute Indian Reservation 2.4%, VRDN (c)	3,500	3,500
		99,219
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 2.43%, VRDN (c)	5,000	5,000
District Of Columbia - 1.9%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series PT 1931, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,900	5,900
Series PT 750, 2.32% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	14,635	14,635
Series PT 852, 2.32% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,455	5,455
Series ROC II 99 10, 2.32% (Liquidity Facility Citibank NA) (c)(f)	3,965	3,965
TRAN 3.5% 9/30/05	46,900	47,229
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series PA 612, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,320	5,320
		82,504
Florida - 9.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 2.31% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	15,030	15,030
Davie Rev. (United Jewish Cmnty. Proj.) 2.3%, LOC Bank of America NA, VRDN (c)	5,150	5,150
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Deltona Util. Sys. Rev. Participating VRDN Series PT 2026, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 5,245	$ 5,245
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 905, 2.31% (Liquidity Facility Citibank NA, New York) (c)(f)	5,630	5,630
Series EGL 96 C0905 Class A, 2.31% (Liquidity Facility Citibank NA, New York) (c)(f)	9,900	9,900
Series MSTC 01 161, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	6,395	6,395
Series ROC II R344, 2.31% (Liquidity Facility Citibank NA) (c)(f)	14,000	14,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 904, 2.31% (Liquidity Facility Citibank NA, New York) (c)(f)	5,000	5,000
Series EGL 01 904, 2.31% (Liquidity Facility Citibank NA, New York) (c)(f)	23,375	23,375
Series MS 01 570, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	13,520	13,520
Series MSTC 01 115, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	35,955	35,955
Series MSTC 01 160, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	13,315	13,315
Series PT 1687, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	16,860	16,860
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series ROC II R6037, 2.31% (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series SGA 00 102, 2.3% (Liquidity Facility Societe Generale) (c)(f)	25,700	25,700
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 1897, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,250	9,250
Florida Gen. Oblig. Participating VRDN Series ROC II R1001 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	7,550	7,550
Florida Hsg. Fin. Agcy. (Town Colony II Proj.) Series 1985 EE, 2.33%, LOC Cr. Suisse First Boston Bank, VRDN (c)	3,600	3,600
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 2.3%, LOC Bank of America NA, VRDN (c)	4,970	4,970
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 2.32%, VRDN (c)	5,925	5,925
JEA Elec. Sys. Rev. Participating VRDN Series PA 1068, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,620	5,620

	Principal Amount (000s)	Value (Note 1) (000s)
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 408, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,695	$ 2,695
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 901, 2.45% (Liquidity Facility Citibank NA, New York) (c)(f)	1,330	1,330
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 2.3%, VRDN (c)	13,500	13,500
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 2.4%, VRDN (c)	11,150	11,150
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2078, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,305	4,305
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series PT 721, 2.31% (Liquidity Facility BNP Paribas SA) (c)(f)	9,300	9,300
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 2.31% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	3,160	3,160
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,400	6,400
Orange County Sales Tax Rev. Participating VRDN Series Putters 717, 2.32% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)	1,970	1,970
Orange County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 2182, 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	3,445	3,445
Orange County Tourist Dev. Tax Rev. Participating VRDN Series MS 817, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	7,315	7,315
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series PT 2285, 2.31% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	9,505	9,505
Palm Beach County Rev.:
(Benjamin Private School Proj.) 2.3%, LOC Bank of America NA, VRDN (c)	4,150	4,150
(Morse Oblig. Group Proj.) 2.31%, LOC Key Bank NA, VRDN (c)	10,000	10,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 2.35%, LOC Bank of America NA, VRDN (c)	1,955	1,955
Port of Saint Lucie Util. Rev. Series A, 2.3% (MBIA Insured), VRDN (c)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 2.05%, tender 6/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)	$ 10,745	$ 10,745
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 2.3%, LOC Bank of America NA, VRDN (c)	16,785	16,785
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series BA 01 N, 2.36% (Liquidity Facility Bank of America NA) (c)(f)	5,200	5,200
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 2.3% (Liquidity Facility Societe Generale) (c)(f)	19,400	19,400
Volusia County Tourist Dev. Tax Rev. Participating VRDN Series PT 2395, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	15,275	15,275
		402,575
Georgia - 1.8%
Atlanta Arpt. Rev. Participating VRDN Series EGL 00 1003, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	10,000	10,000
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 720050009, 2.32% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Series ROC II R 324, 2.32% (Liquidity Facility Citibank NA) (c)(f)	11,000	11,000
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series MS 983, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	7,239	7,239
Fulton County Dev. Auth. Participating VRDN Series MS 960, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	5,000	5,000
Georgia Gen. Oblig. Participating VRDN:
Series EGL 01 1001, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	10,580	10,580
Series EGL 04 1004, 2.32% (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 A, 2% tender 4/6/05, LOC JPMorgan Chase Bank, CP mode	14,000	14,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series Macon 04 E, 2.36% (Liquidity Facility Bank of America NA) (c)(f)	6,810	6,810

	Principal Amount (000s)	Value (Note 1) (000s)
Series PT 2154, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 2,985	$ 2,985
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R4011, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	3,220	3,220
		81,834
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R153, 2.32% (Liquidity Facility Citibank NA) (c)(f)	3,300	3,300
Honolulu City & County Gen. Oblig. Participating VRDN Series ROC II R5025, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	2,650	2,650
		5,950
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (Saint Lukes Reg'l. Med. Ctr. Proj.) 2.29%, LOC Harris Trust & Savings Bank, Chicago, VRDN (c)	5,200	5,200
Illinois - 5.7%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 2.38% (Liquidity Facility Bank of America NA) (c)(f)	9,000	9,000
Series MSDW 01 467, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	3,000	3,000
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,200	2,200
Series MS 00 426, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	7,695	7,695
Series PA 643R, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,895	5,895
Series TOC 05 A, 2.31% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	16,800	16,800
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series PT 1835, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,980	5,980
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	3,000	3,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Wtr. Rev. Participating VRDN: - continued
Series Merlots C39, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	$ 2,845	$ 2,845
Cook County Forest Preservation District Participating VRDN Series Putters 566, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,330	6,330
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	6,700	6,700
Illinois Dev. Fin. Auth. Rev. (Palos Cmnty. Hosp. Proj.) 2.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	5,000	5,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	4,250	4,250
Illinois Fin. Auth. Rev.:
Participating VRDN Series ROC II R6015, 2.32% (Liquidity Facility Citibank NA) (c)(f)	4,985	4,985
(Central DuPage Hosp. Proj.) Series B, 2.29%, VRDN (c)	20,000	20,000
(Rest Haven Christian Services Proj.) Series B, 2.31%, LOC KBC Bank NV, VRDN (c)	10,000	10,000
Illinois Gen. Oblig.:
Bonds Series PT 974, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	12,480	12,480
Participating VRDN:
Series EGL 00 1304, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	2,300	2,300
Series Merlots 02 A49, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,875	5,875
Series MS 98 143, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	24,970	24,970
Series PT 1975, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,010	4,010
Series Putters 133, 2.32% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)	4,950	4,950
Series 2003 B, 2.27% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	25,000	25,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) 2.34%, LOC JPMorgan Chase Bank, VRDN (c)	4,500	4,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	8,600	8,600

	Principal Amount (000s)	Value (Note 1) (000s)
Series Merlots 02 A24, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	$ 4,965	$ 4,965
Lake County Cmnty. High School District Participating VRDN Series Stars 92, 2.32% (Liquidity Facility BNP Paribas SA) (c)(f)	12,000	12,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series MS 962, 2.38% (Liquidity Facility Morgan Stanley) (c)(f)	3,010	3,010
Series PZ 44, 2.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,610	6,610
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 2.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,600	2,600
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 2.32% (Liquidity Facility Citibank NA) (c)(f)	3,085	3,085
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 00 1301, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	6,855	6,855
Series SG 65, 2.32% (Liquidity Facility Societe Generale) (c)(f)	3,000	3,000
		253,690
Indiana - 1.7%
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 2.31%, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,025	8,025
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PT 1412, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,430	12,430
Indiana Toll Road Commission Toll Road Rev. Participating VRDN:
Series Merlots 01 A104, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,310	3,310
Series Stars 103, 2.3% (Liquidity Facility BNP Paribas SA) (c)(f)	15,285	15,285
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Merlots B18, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	5,000	5,000
Purdue Univ. Rev. Series 2004 S, 2.3%, VRDN (c)	5,625	5,625
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 2.4%, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 5,400	$ 5,400
Series 1985 L4, 1.87% tender 4/8/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,985	6,985
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 2.4%, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,065	10,065
		74,525
Iowa - 0.8%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 2.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,635	4,635
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 2.35%, LOC Bank of America NA, VRDN (c)	3,500	3,500
Iowa Gen. Oblig. TRAN 3% 6/30/05	27,400	27,479
		35,614
Kansas - 0.1%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	4,000	4,000
Kentucky - 1.1%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.99% tender 4/4/05, LOC Fifth Third Bank, Cincinnati, CP mode	13,400	13,400
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series EGL 04 2, 2.32% (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	3,915	3,915
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 2.45% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	2,450	2,450
Series 1984 B2, 2.45% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	6,950	6,950

	Principal Amount (000s)	Value (Note 1) (000s)
Series 1984 B3, 2.45% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	$ 6,425	$ 6,425
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.85% tender 4/7/05, CP mode	14,100	14,100
		50,240
Louisiana - 0.3%
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series Merlots 03 A46, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	8,085	8,085
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series PT 2439, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,300	6,300
		14,385
Maine - 0.5%
Bucksport Solid Waste Disp. Rev. Participating VRDN Series MT 55, 2.35% (Lloyds TSB Bank PLC Guaranteed) (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	10,560	10,560
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,745	2,745
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series PT 2336, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,175	2,175
Series PT 2487, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,180	2,180
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	3,975	3,975
		21,635
Maryland - 1.6%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.09% tender 4/1/05, LOC Wachovia Bank NA, CP mode	3,000	3,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.2% tender 4/15/05, LOC Wachovia Bank NA, CP mode	15,740	15,740
Baltimore Rev. Participating VRDN Series SGA 20, 2.3% (Liquidity Facility Societe Generale) (c)(f)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland Econ. Dev. Corp. Rev. (U.S. Pharmacopeial Convention, Inc. Proj.) Series B, 2.33% (AMBAC Insured), VRDN (c)	$ 11,550	$ 11,550
Maryland Gen. Oblig. Participating VRDN Series MS 1033, 2.31% (Liquidity Facility Morgan Stanley) (c)(f)	1,855	1,855
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2004 C, 1.9% 4/11/05 (Liquidity Facility Suntrust Bank), CP	12,000	12,000
Montgomery County Econ. Dev. Rev. (Riderwood Village, Inc. Proj.) 2.4%, LOC Manufacturers & Traders Trust Co., VRDN (c)	20,000	20,000
		69,645
Massachusetts - 0.6%
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04 0005, 2.31% (Liquidity Facility Citibank NA) (c)(f)	12,000	12,000
Massachusetts Wtr. Resources Auth. Series 2002 C, 2.3%, LOC Landesbank Hessen-Thuringen, VRDN (c)	13,700	13,700
		25,700
Michigan - 2.3%
Detroit City School District Participating VRDN:
Series BA 01 P, 2.38% (Liquidity Facility Bank of America NA) (c)(f)	6,075	6,075
Series PT 1579, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,035	13,035
Series PT 2158, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,000	1,000
Detroit Swr. Disp. Rev. Participating VRDN Series PA 1183, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,025	8,025
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,000	2,000
Series SG 64, 2.31% (Liquidity Facility Societe Generale) (c)(f)	2,000	2,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series TOC 04 G, 2.31% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	2,000	2,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	13,375	13,375

	Principal Amount (000s)	Value (Note 1) (000s)
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 03 35, 2.32% (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	$ 10,595	$ 10,595
Series EGL 01 2202, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	8,145	8,145
Series PA 889R, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,795	7,795
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 2.3% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)	9,055	9,055
Michigan Hosp. Fin. Auth. Hosp. Rev. Series C, 2.15%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	11,900	11,900
Michigan Muni. Bond Auth. Rev. Participating VRDN Series LB 04 L57J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,800	5,800
Wayne-Westland Cmnty. Schools Participating VRDN Series MS 98 67, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	1,000	1,000
		101,800
Minnesota - 1.5%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 2.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,850	3,850
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 2.34% (Liquidity Facility Morgan Stanley) (c)(f)	6,040	6,040
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,280	3,280
Series SGA 121, 2.3% (Liquidity Facility Societe Generale) (c)(f)	3,700	3,700
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	3,300	3,300
Series MS 01 719, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	6,845	6,845
Series ROC II R4039, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	3,655	3,655
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.2%, LOC Fannie Mae, VRDN (c)	21,400	21,400
Roseville Health Care Facilities (Presbyterian Homes Proj.) 2.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,505	3,505
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Univ. of Minnesota Series 1999 A, 2.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	$ 5,000	$ 5,000
West Saint Paul Independent School District #197 Participating VRDN Series Putters 602, 2.32% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)	3,950	3,950
		64,525
Mississippi - 0.9%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.) Series 1985 G2, 2.2% tender 5/5/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	7,800	7,800
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	3,100	3,100
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	5,300	5,300
Series MS 905, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	3,325	3,325
Series Putters 138, 2.32% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)	14,385	14,385
Series ROC II R1043, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	4,440	4,440
		38,350
Missouri - 1.3%
Curators of the Univ. of Missouri Participating VRDN Series LB 04 L44, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	15,000	15,000
Kansas City School District Bldg. Corp. Rev. Participating VRDN Series MS 908, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	1,788	1,788
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 2.3% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,065	8,065
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series SG 157, 2.32% (Liquidity Facility Societe Generale) (c)(f)	14,840	14,840
(De Smet Jesuit High School Proj.) Series 2002, 2.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,900	5,900

	Principal Amount (000s)	Value (Note 1) (000s)
(Saint Louis Univ. Proj.):
Series 1999 B, 2.34% (Liquidity Facility Bank of America NA), VRDN (c)	$ 4,900	$ 4,900
2.34% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (c)	4,120	4,120
Platte County Reorganized School District Participating VRDN Series PT 2180, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,245	5,245
		59,858
Nebraska - 0.6%
Muni. Energy Agcy. Pwr. Swr. Rev. Participating VRDN Series ROC II R2051, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	4,380	4,380
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) 2.29%, LOC Allied Irish Banks PLC, VRDN (c)	4,020	4,020
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	9,000	9,000
Series MSTC 00 108, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	9,495	9,495
		26,895
Nevada - 0.6%
Clark County School District Participating VRDN Series Putters 745, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,600	3,600
Nevada Gen. Oblig. Participating VRDN:
Series SG 39, 2.32% (Liquidity Facility Societe Generale) (c)(f)	9,160	9,160
Series SGB 31, 2.32% (Liquidity Facility Societe Generale) (c)(f)	7,600	7,600
Washoe County School District Gen. Oblig. Participating VRDN Series Putters 759, 2.32% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)	6,485	6,485
		26,845
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Participating VRDN Series PT 1810, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,270	5,270
New Hampshire Health & Ed. Facilities Auth. Rev. (Riverwoods at Exeter Proj.) 2.33%, LOC Fleet Nat'l. Bank, VRDN (c)	3,660	3,660
		8,930
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - 3.2%
New Jersey Econ. Dev. Auth. Market Transition Facility Rev. Participating VRDN Series ROC II R199, 2.31% (Liquidity Facility Citibank NA) (c)(f)	$ 6,215	$ 6,215
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series PA 1203, 2.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,365	7,365
Series PA 827R, 2.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,995	4,995
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series ROC II R2102, 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	4,740	4,740
Series ROC II R5033, 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	2,070	2,070
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	48,700	48,700
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 03 41, 2.31% (Liquidity Facility Citibank NA, New York) (c)(f)	3,900	3,900
Series FRRI 02 L30J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	12,900	12,900
Series PA 613, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,165	3,165
Series PT 2105, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	21,660	21,660
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PT 1926, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,315	8,315
Series PT 2402, 2.31% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	9,300	9,300
Series ROC 4040, 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	7,100	7,100
		140,425
New Mexico - 0.6%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 2.28%, LOC Barclays Bank PLC, VRDN (c)	8,895	8,895

	Principal Amount (000s)	Value (Note 1) (000s)
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 2.3%, VRDN (c)	$ 3,000	$ 3,000
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	15,000	15,000
		26,895
New York - 8.6%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 1051, 2.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,000	7,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PT 2014, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,205	11,205
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series PA 1040, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,000	7,000
Series PT 1103, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	22,495	22,495
Series ROC II R282, 2.3% (Liquidity Facility Citibank NA) (c)(f)	20,175	20,175
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 2.35% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	12,000	12,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.):
Series A, 2.32%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (c)	14,600	14,600
Series B, 2.32%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (c)	33,700	33,700
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 35 Class A, 2.32% (Liquidity Facility Citibank NA) (c)(f)	4,950	4,950
Series EGL 3207, 2.3% (Liquidity Facility Citibank NA, New York) (c)(f)	2,500	2,500
Series PA 523, 2.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,640	12,640
Series PA 960, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,100	7,100
Series Putters 621, 2.3% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)	21,190	21,190
New York State Dorm. Auth. Revs. Participating VRDN Series MSDW 00 305, 2.3% (Liquidity Facility Morgan Stanley) (c)(f)	13,670	13,670
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN Series ROC II R293, 2.3% (Liquidity Facility Citibank NA) (c)(f)	$ 12,300	$ 12,300
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series FRRI 02 L11, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	56,000	56,000
Series MS 01 698, 2.3% (Liquidity Facility Morgan Stanley) (c)(f)	4,907	4,907
Series 2003 3H, 2.28% (Liquidity Facility Bank of New York, New York), VRDN (c)	41,100	41,100
Tobacco Settlement Fing. Corp. Participating VRDN Series PT 875, 2.3% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	10,450	10,450
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series PT 1092, 2.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,045	5,045
Series B, 2.29% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	60,000	60,000
		380,027
Non State Specific - 0.2%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series Clipper 05 7, 2.4% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	4,600	4,600
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 2.4% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,800	3,800
		8,400
North Carolina - 2.6%
High Point Combined Enterprise Sys. Rev. Participating VRDN Series MS 998, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	5,495	5,495
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 2.32%, LOC Wachovia Bank NA, VRDN (c)	9,885	9,885
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 2.3% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,145	6,145
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	6,665	6,665
Series MS 955 D, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	4,400	4,400

	Principal Amount (000s)	Value (Note 1) (000s)
Series MT 99, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 4,075	$ 4,075
Series PA 693, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,495	6,495
North Carolina Gen. Oblig. Participating VRDN:
Series IXIS 05 1, 2.31% (Liquidity Facility CDC Fin.-CDC Ixis) (c)(f)	11,790	11,790
Series MSTC 01 125, 2.27% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	1,000	1,000
Series PA 1246, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,500	7,500
Series PT 2207, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,560	8,560
North Carolina Med. Care Commission Health Care Facilities Rev. (Carolina Meadows, Inc. Proj.) 2.31%, LOC Allied Irish Banks PLC, VRDN (c)	5,000	5,000
North Carolina Med. Care Commission Retirement Facilities Rev. (The Givens Estates Proj.) Series 2003 C, 2.27%, LOC Bank of Scotland, VRDN (c)	9,000	9,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN:
Series PT 900, 2.32% (Liquidity Facility BNP Paribas SA) (c)(f)	9,695	9,695
Series Putters 341, 2.3% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(c)(f)	13,465	13,465
Series ROC II R211, 2.32% (Liquidity Facility Citibank NA) (c)(f)	4,330	4,330
		113,500
North Dakota - 0.2%
Ward County Health Care Facility Rev. Series 2002 A, 2.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,850	7,850
Ohio - 1.8%
Cincinnati City School District Participating VRDN Series EGL 04 34, 2.31% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Columbus City School District Participating VRDN Series TOC 04 H, 2.31% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	8,300	8,300
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Sub Series B1, 2.35%, VRDN (c)	7,600	7,600
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 2.43%, LOC JPMorgan Chase Bank, VRDN (c)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 2.36%, LOC JPMorgan Chase Bank, VRDN (c)	$ 10,830	$ 10,830
Ohio Gen. Oblig. Participating VRDN:
Series Putters 511, 2.3% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	10,380	10,380
Series Putters 608, 2.3% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,835	5,835
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 2.35%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	5,140	5,140
Series 1999, 2.35%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	5,100	5,100
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 2.31% (Liquidity Facility Morgan Stanley) (c)(f)	2,620	2,620
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) Series 1997, 2.35%, LOC Key Bank NA, VRDN (c)	3,450	3,450
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 2.3%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	11,085	11,085
		79,640
Oklahoma - 1.3%
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 2.34%, LOC KBC Bank NV, VRDN (c)	2,800	2,800
Oklahoma Industries Auth. Rev. Participating VRDN Series Putters 455Z, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,495	7,495
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 2.3% (AMBAC Insured), VRDN (c)	45,800	45,800
		56,095
Oregon - 0.7%
Oregon Dept. of Trans. Hwy. User Tax Rev. Participating VRDN Series Putters 469, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,755	9,755

	Principal Amount (000s)	Value (Note 1) (000s)
Oregon Gen. Oblig. Participating VRDN Series LB 04 L73J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 10,000	$ 10,000
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 2.41% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	10,000	10,000
		29,755
Pennsylvania - 6.4%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series PT 762, 2.3% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	56,515	56,515
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 2.4%, VRDN (c)	12,400	12,400
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 2.31%, LOC Allied Irish Banks PLC, VRDN (c)	2,900	2,900
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 2.36%, LOC KBC Bank NV, VRDN (c)	4,380	4,380
Easton Area School District Series 2005, 2.3% (FSA Insured), VRDN (c)	20,000	20,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series 2000, 2.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	21,100	21,100
Harrisburg Auth. Wtr. Rev. Series 2002 B, 2.33% (FSA Insured), VRDN (c)	8,000	8,000
Lackawanna County Gen. Oblig. Series 2004 B, 2.31% (FSA Insured), VRDN (c)	9,285	9,285
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 2.38%, VRDN (c)	14,410	14,410
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 2.33%, LOC Bank of New York, New York, VRDN (c)	5,320	5,320
Manheim Township School District 2.3% (FSA Insured), VRDN (c)	8,000	8,000
Montgomery County Higher Ed. & Health Auth. Rev. (Liberty Lutheran Svcs. Proj.) 2.35%, LOC Fleet Nat'l. Bank, VRDN (c)	13,860	13,860
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Peco Energy Co. Proj.) Series 1999 A, 2.3%, LOC Wachovia Bank NA, VRDN (c)	14,175	14,175
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 2.33% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	$ 10,000	$ 10,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series EGL 04 43 Class A, 2.31% (Liquidity Facility Citibank NA) (c)(f)	5,750	5,750
Series MSTC 00 110, 2.27% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	1,000	1,000
Series Putters 512, 2.3% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	13,965	13,965
Pennsylvania Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 2.3%, LOC Wachovia Bank NA, VRDN (c)	9,080	9,080
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.34% (Lloyds TSB Bank PLC Guaranteed) (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	10,455	10,455
Pennsylvania Higher Edl. Facilities Auth. Rev. (Honeysuckle Student Hldgs., Inc. Student Hsg. Proj.) Series A, 2.3%, LOC Allied Irish Banks PLC, VRDN (c)	8,000	8,000
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev. (Childrens Hosp. of Philadelphia Proj.) Series A, 2.3% (Liquidity Facility Fleet Nat'l. Bank), VRDN (c)	10,100	10,100
Philadelphia School District Participating VRDN Series Stars 04 88, 2.3% (Liquidity Facility BNP Paribas SA) (c)(f)	5,470	5,470
Philadelphia Wtr. & Wastewtr. Rev.:
Bonds Series FRRI 02 L16, 2.05%, tender 6/15/05 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,150	6,150
Participating VRDN Series SG 158, 2.3% (Liquidity Facility Societe Generale) (c)(f)	9,195	9,195
Scranton-Lackawanna Health & Welfare Auth. Rev. (Elan Gardens Proj.) Series 1996, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	3,700	3,700
		283,210
Rhode Island - 0.2%
Rhode Island & Providence Plantation Participating VRDN Series MS 01 568, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	9,720	9,720
South Carolina - 1.1%
Charleston County School District TAN 2.5% 4/15/05	13,100	13,103

	Principal Amount (000s)	Value (Note 1) (000s)
Horry County School District Participating VRDN Series PT 2033, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 3,730	$ 3,730
Richland County School District #1 Participating VRDN Series AAB 03 29, 2.33% (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	10,000	10,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 00 4001, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	2,000	2,000
Series EGL 03 44, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	4,200	4,200
Series PT 1846, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,640	8,640
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 2.3% (Liquidity Facility Societe Generale) (c)(f)	8,365	8,365
		50,038
Tennessee - 1.2%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	8,420	8,420
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 2.3%, LOC Bank of America NA, VRDN (c)	5,600	5,600
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	6,000	6,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,935	8,935
Memphis Elec. Sys. Rev. Participating VRDN:
Series MS 1031, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	3,045	3,045
Series MS 880, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	5,500	5,500
Memphis Gen. Oblig. Participating VRDN Series MS 1018, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	5,640	5,640
Shelby County Gen. Oblig. Participating VRDN Series EGL 00 4201, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	8,000	8,000
		51,140
Texas - 16.9%
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Participating VRDN: - continued
Series PT 1699, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 2,760	$ 2,760
Series SGA 131, 2.3% (Liquidity Facility Societe Generale) (c)(f)	8,605	8,605
Austin Gen. Oblig. Participating VRDN:
Series EGL 00 4305, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	5,955	5,955
Series Putters 720, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,730	8,730
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 2.36% (Liquidity Facility Bank of America NA) (c)(f)	8,293	8,293
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series EGL 00 4303, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	5,000	5,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 2.35%, LOC JPMorgan Chase Bank, VRDN (c)	4,200	4,200
Canutillo Independent School District Participating VRDN Series PT 1936, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,840	4,840
Comal Independent School District Participating VRDN Series PT 1676, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,970	5,970
Cypress-Fairbanks Independent School District Participating VRDN Series PT 2551, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,600	5,600
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 01 4310, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	6,290	6,290
Series ROC II R3014, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	5,190	5,190
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,570	6,570
Eanes Independent School District Participating VRDN Series PT 1681, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,465	3,465
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 2.3% (Liquidity Facility Societe Generale) (c)(f)	2,485	2,485

	Principal Amount (000s)	Value (Note 1) (000s)
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	$ 13,105	$ 13,105
Series PT 1905, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,100	4,100
Frisco Independent School District Participating VRDN Series Putters 476, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
Harlandale Independent School District Participating VRDN Series SGA 100, 2.3% (Liquidity Facility Societe Generale) (c)(f)	7,480	7,480
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	4,500	4,500
Series EGL 02 6012, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	4,000	4,000
Series PA 02 1095, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,185	11,185
Series Putters 545, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,700	4,700
Series Putters 646, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,230	4,230
Harris County Health Facilities Dev. Corp. Rev.:
Participating VRDN Series PA 687, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,625	3,625
(Methodist Hosp. Proj.) 2.3%, VRDN (c)	20,000	20,000
(Saint Dominic Village Proj.) Series 2000, 2.35%, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
(Saint Luke's Episcopal Hosp. Proj.) Series B, 2.3% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	31,880	31,880
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 2.3% (MBIA Insured), VRDN (c)	11,100	11,100
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 01 4306, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	8,910	8,910
Series SG 03 161, 2.33% (Liquidity Facility Societe Generale) (c)(f)	3,900	3,900
Houston Gen. Oblig. Participating VRDN:
Series EGL 04 23 Class A, 2.32% (Liquidity Facility Citibank NA) (c)(f)	4,950	4,950
Series PT 2214, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,690	10,690
Series PT 969, 2.32% (Liquidity Facility DEPFA BANK PLC) (c)(f)	18,835	18,835
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	$ 7,500	$ 7,500
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (c)	14,920	14,920
Houston Util. Sys. Rev. Participating VRDN:
Series Putters 669, 2.32% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)	6,500	6,500
Series Putters 906, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 2.36% (Liquidity Facility Bank of America NA) (c)(f)	6,525	6,525
Series Merlots C20, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,275	3,275
Series MSTC 01 111, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	6,000	6,000
Series SG 120, 2.32% (Liquidity Facility Societe Generale) (c)(f)	7,705	7,705
Series Stars 60, 2.32% (Liquidity Facility BNP Paribas SA) (c)(f)	5,405	5,405
Keller Independent School District Participating VRDN Series PT 2280, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,360	6,360
Klein Independent School District Participating VRDN Series PT 2482, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,425	3,425
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 00 4302, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	5,880	5,880
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series ROC II R4530, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	1,890	1,890
Mansfield Independent School District Participating VRDN Series PA 1174, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,080	10,080
Mesquite Independent School District Participating VRDN Series PT 2192, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,280	6,280
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 2.3% (Liquidity Facility Societe Generale) (c)(f)	6,000	6,000

	Principal Amount (000s)	Value (Note 1) (000s)
North Central Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 913, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 4,530	$ 4,530
North East Texas Independent School District Participating VRDN Series Putters 393, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,465	6,465
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 2.32% (Liquidity Facility Societe Generale) (c)(f)	6,100	6,100
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 2.25% tender 5/5/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,600	5,600
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	2,085	2,085
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	4,000	4,000
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series PT 1977, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,315	7,315
Series SG 105, 2.32% (Liquidity Facility Societe Generale) (c)(f)	44,800	44,800
2.3% (Liquidity Facility Bank of America NA), VRDN (c)	54,900	54,900
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 2.32% (Liquidity Facility Societe Generale) (c)(f)	6,250	6,250
San Antonio Independent School District:
Bonds Series AAB 01 28, 2.33%, tender 4/7/05 (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	3,400	3,400
Participating VRDN Series PT 1600, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,140	12,140
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Merlots 00 VV, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,300	2,300
Series MSTC 01 132, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	1,600	1,600
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	9,995	9,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Socorro Independent School District Participating VRDN Series EGL 00 4306, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	$ 5,900	$ 5,900
Texas A&M Univ. Rev. Participating VRDN Series ROC II R4005, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	4,975	4,975
Texas Gen. Oblig.:
Participating VRDN:
Series LB 04 L60J, 2.27% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	50,000	50,000
Series LB 04 L61J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	9,100	9,100
Series LB 04 L62J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	8,200	8,200
Series LB 04 L66, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,700	4,700
TRAN 3% 8/31/05	78,000	78,442
The Colony Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2369, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,445	7,445
Travis County Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 677, 2.34% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	4,995	4,995
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 2.32% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	5,220	5,220
Univ. of Texas Univ. Revs. Participating VRDN:
Series MS 98 97, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	5,120	5,120
Series PT 1698, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	495	495
Series Putters 584, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,495	7,495
Series Putters 592, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,330	9,330
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series SGA 148, 2.3% (Liquidity Facility Societe Generale) (c)(f)	4,000	4,000
		746,785
Utah - 0.4%
Salt Lake City Sales Tax Rev. 2.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	17,200	17,200

	Principal Amount (000s)	Value (Note 1) (000s)
Vermont - 0.3%
Vermont Hsg. Fin. Agcy. Student Hsg. Fin. Agcy. (West Block Univ. of Vermont Apts. Proj.) Series 2004 A, 2.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	$ 12,075	$ 12,075
Virginia - 1.6%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 2.37% (Lloyds TSB Bank PLC Guaranteed) (Liquidity Facility Lloyds TSB Bank PLC) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,300	4,300
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,920	3,920
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
2.12% tender 4/13/05, CP mode	2,400	2,400
2.15% tender 4/18/05, CP mode	3,000	3,000
Series 1987, 2.17% tender 5/5/05, CP mode	1,600	1,600
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 2.3%, VRDN (c)	11,000	11,000
Univ. of Virginia Univ. Revs. Participating VRDN Series MS 856, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	3,000	3,000
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series MSTC 01 159, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	11,495	11,495
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	4,945	4,945
Series Putters 134, 2.3% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)	7,395	7,395
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	3,750	3,750
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 2.3% (Liquidity Facility J.P. Morgan Chase & Co.) (c)(f)	12,735	12,735
		69,540
Washington - 5.0%
Clark County Gen. Oblig. Participating VRDN Series Putters 541, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,985	3,985
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 5,140	$ 5,140
Energy Northwest Elec. Rev. Participating VRDN:
Series PA 825, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,245	6,245
Series PT 1978, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,595	6,595
Series Putters 256, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,545	4,545
Series ROC II R4524, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	5,070	5,070
Everett Gen. Oblig. 2.35%, LOC Bank of America NA, VRDN (c)	2,600	2,600
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PA 952, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,495	10,495
King & Snohomish Counties School District #417 Northshore Participating VRDN Series PT 1789, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,475	5,475
King County Gen. Oblig. Participating VRDN:
Series PT 2170, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,035	8,035
Series ROC II R5036, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	1,825	1,825
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 2.35% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,800	1,800
Port of Seattle Rev. Series 2001 A1:
1.9% 4/8/05, LOC Bank of America NA, CP	3,950	3,950
1.98% 4/8/05, LOC Bank of America NA, CP	10,080	10,080
Port of Tacoma Rev. Participating VRDN Series PT 2164, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,950	7,950
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1604, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,785	8,785
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 85, 2.3% (Liquidity Facility Societe Generale) (c)(f)	16,600	16,600
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 2.35%, LOC Bank of America NA, VRDN (c)	3,100	3,100

	Principal Amount (000s)	Value (Note 1) (000s)
Spokane County School District #81 Participating VRDN Series ROC II R4000, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)	$ 3,575	$ 3,575
Tacoma Elec. Sys. Rev. Bonds Series PT 981, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	10,355	10,355
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4703, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	14,140	14,140
Series EGL 00 4704, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	3,065	3,065
Series EGL 00 4705, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	8,235	8,235
Series EGL 96 4701, 2.32% (Liquidity Facility Citibank NA, New York) (c)(f)	14,015	14,015
Series MS 00 388, 2.32% (Liquidity Facility Morgan Stanley) (c)(f)	12,145	12,145
Series PT 1942, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,510	9,510
Series PT 2095, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,910	3,910
Series PT 2561. 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,260	5,260
Series Putters 749, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,400	4,400
Series RobIns 6, 2.37% (Liquidity Facility Bank of New York, New York) (c)(f)	13,095	13,095
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	6,795	6,795
		220,775
West Virginia - 0.2%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 2.38%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	4,100	4,100
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 2.38%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	4,870	4,870
		8,970
Wisconsin - 1.0%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.:
Bonds Series PT 968, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	$ 8,500	$ 8,500
Participating VRDN Series Putters 693, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,470	4,470
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 2.32% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	8,480	8,480
Series RobIns 03 A, 2.36% (Liquidity Facility Bank of New York, New York) (c)(f)	7,482	7,482
(Riverview Hosp. Assoc. Proj.) Series 2001, 2.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,700	7,700
		43,032
Other - 0.5%	Shares
Fidelity Tax-Free Cash Central Fund, 2.08% (a)(d)	22,352,800	22,353
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $4,349,919)		4,349,919
NET OTHER ASSETS - 1.6%		69,377
NET ASSETS - 100%		$ 4,419,296
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,605,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Arapahoe County Cherry Creek School District #5 Bonds Series Merlots 04 A4, 1.45%, tender 4/27/05 (Liquidity Facility Wachovia Bank NA)	4/16/04	$ 7,020
Illinois Gen. Oblig. Bonds Series PT 974, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen)	5/27/04	$ 12,480
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 3,100
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series FRRI 02 L16, 2.05%, tender 6/15/05 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	8/15/02 - 12/11/02	$ 6,150
Tacoma Elec. Sys. Rev. Bonds Series PT 981, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen)	6/24/04	$ 10,355
Wisconsin Gen. Oblig. Bonds Series PT 968, 1.8%, tender 6/23/05 (Liquidity Facility Landesbank Hessen-Thuringen)	5/27/04	$ 8,500

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Porfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2005

Assets
Investment in securities, at value (cost $4,349,919) - See accompanying schedule		$ 4,349,919
Cash		50,071
Receivable for investments sold		41,358
Interest receivable		21,271
Prepaid expenses		16
Receivable from investment adviser for expense reductions		101
Other receivables		105
Total assets		4,462,841

Liabilities
Payable for investments purchased Regular delivery	$ 33,046
Delayed delivery	6,761
Payable for fund shares redeemed	66
Distributions payable	2,706
Accrued management fee	764
Distribution fees payable	55
Other affiliated payables	106
Other payables and accrued expenses	41
Total liabilities		43,545

Net Assets		$ 4,419,296
Net Assets consist of:
Paid in capital		$ 4,419,010
Distributions in excess of net investment income		(16)
Accumulated undistributed net realized gain (loss) on investments		302
Net Assets		$ 4,419,296

Calculation of Maximum Offering Price Class I: Net Asset Value, offering price and redemption price per share ($4,040,777 ÷ 4,039,657 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($133,298 ÷ 133,280 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($173,705 ÷ 173,658 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($71,516 ÷ 71,490 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2005

Investment Income
Interest		$ 68,993

Expenses
Management fee	$ 9,426
Transfer agent fees	693
Distribution fees	631
Accounting fees and expenses	430
Independent trustees' compensation	25
Custodian fees and expenses	81
Registration fees	114
Audit	57
Legal	10
Miscellaneous	38
Total expenses before reductions	11,505
Expense reductions	(2,256)	9,249
Net investment income		59,744
Net realized gain (loss) on investment securities		56
Net increase in net assets resulting from operations		$ 59,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2005	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 59,744	$ 35,387
Net realized gain (loss)	56	1,615
Net increase in net assets resulting from operations	59,800	37,002
Distributions to shareholders from net investment income	(59,770)	(35,387)
Distributions to shareholders from net realized gain	(689)	(396)
Total distributions	(60,459)	(35,783)
Share transactions - net increase (decrease)	(67,722)	868,064
Total increase (decrease) in net assets	(68,381)	869,283

Net Assets
Beginning of period	4,487,677	3,618,394
End of period (including distributions in excess of net investment income of $16 and undistributed net investment income of $0)	$ 4,419,296	$ 4,487,677

Financial Highlights - Class I

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.009	.013	.022	.039
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.013	.009	.013	.022	.039
Distributions from net investment income	(.013)	(.009)	(.013)	(.022)	(.039)
Distributions from net realized gain	- C	- C	-	-	-
Total distributions	(.013)	(.009)	(.013)	(.022)	(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.30%	.89%	1.30%	2.22%	4.02%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.23%	.24%	.23%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%	.19%	.19%	.18%	.19%
Net investment income	1.28%	.88%	1.28%	2.10%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 4,041	$ 4,044	$ 3,337	$ 2,753	$ 1,852

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.007	.011	.020	.038
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.011	.007	.011	.020	.038
Distributions from net investment income	(.011)	(.007)	(.011)	(.020)	(.038)
Distributions from net realized gain	- C	- C	-	-	-
Total distributions	(.011)	(.007)	(.011)	(.020)	(.038)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.15%	.74%	1.15%	2.07%	3.86%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.38%	.39%	.38%	.40%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.33%	.34%	.34%	.33%	.34%
Net investment income	1.13%	.73%	1.13%	2.00%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 133	$ 220	$ 55	$ 44	$ 16

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.006	.010	.019	.037
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.010	.006	.010	.019	.037
Distributions from net investment income	(.010)	(.006)	(.010)	(.019)	(.037)
Distributions from net realized gain	- C	- C	-	-	-
Total distributions	(.010)	(.006)	(.010)	(.019)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.05%	.64%	1.05%	1.96%	3.76%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.48%	.49%	.48%	.50%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.43%	.44%	.44%	.43%	.44%
Net investment income	1.03%	.63%	1.02%	1.87%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 174	$ 162	$ 123	$ 113	$ 84

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.008	.012	.003
Net realized and unrealized gain (loss) F	-	-	-	-
Total from investment operations	.012	.008	.012	.003
Distributions from net investment income	(.012)	(.008)	(.012)	(.003)
Distributions from net realized gain	- F	- F	-	-
Total distributions	(.012)	(.008)	(.012)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.25%	.84%	1.24%	.26%
Ratios to Average Net Assets E
Expenses before expense reductions	.28%	.28%	.29%	.28% A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.23%	.24%	.24%	.23% A
Net investment income	1.23%	.83%	1.23%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,516	$ 61,925	$ 103,950	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware statutory trust.

Each fund offers Class I, Class II, and Class III and Select Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain funds, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Tax-Exempt portfolio claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury Only Portfolio	$ 1,112,215	$ -	$ -	$ -
Treasury Portfolio	9,733,652	-	-	-
Government Portfolio	6,769,994	-	-	-
Prime Money Market Portfolio	10,106,223	-	-	-
Money Market Portfolio	12,523,453	-	-	-
Tax-Exempt Portfolio	4,349,919	-	-	-

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Treasury Only Portfolio	$ 174	$ -	$ 373
Treasury Portfolio	70	-	482
Government Portfolio	625	-	585
Prime Money Market Portfolio	69	-	619
Money Market Portfolio	142	-	1,466
Tax-Exempt Portfolio	264	87	-

The tax character of distributions paid was as follows:

March 31, 2005
	Ordinary Income	Long-term Capital Gains	Return of Capital	Total
Treasury Only Portfolio	$ 16,110	$ -	$ -	$ 16,110
Treasury Portfolio	116,452	-	-	116,452
Government Portfolio	106,199	-	-	106,199
Prime Money Market Portfolio	141,941	-	-	141,941
Money Market Portfolio	267,263	-	-	267,263
Tax-Exempt Portfolio	59,781	678	-	60,459
March 31, 2004
	Ordinary Income	Long-term Capital Gains	Return of Capital	Total
Treasury Only Portfolio	$ 11,978	$ -	$ -	$ 11,978
Treasury Portfolio	71,325	-	-	71,325
Government Portfolio	78,302	-	-	78,302
Prime Money Market Portfolio	64,801	-	-	64,801
Money Market Portfolio	182,123	-	-	182,123
Tax-Exempt Portfolio	35,387	396	-	35,783

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Note Purchase Agreements. Tax-Exempt Portfolio, together with other affiliated funds, had entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund committed to purchase up to $7,400 of notes with a fixed coupon of 1.95% and maturing on August 31, 2005.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Note Purchase Agreements - continued

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contingent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated.

According to the terms of the agreement, the issuer may not request a purchase after February 1, 2005, effectively terminating any obligation of the fund to purchase the notes. At period end, the fund had no obligation to purchase any notes.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee that is based on an annual rate of .20% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted separate Distribution and Service Plans for Class II, Class III and Select Class shares. Class II, Class III and Select Class of each fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the funds and providing shareholder support services. For the period, the Service fee rates were as follows:

Class II	.15%
Class III	.25%
Select Class	.05%

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio: Class II	$ 234	$ 2
Class III	311	1
Select Class	6	-
	$ 551	$ 3
Treasury Portfolio: Class II	$ 342	$ -
Class III	8,997	28
Select Class	42	-
	$ 9,381	$ 28
Government Portfolio: Class II	$ 1,029	$ 7
Class III	2,031	4
Select Class	19	-
	$ 3,079	$ 11
Prime Money Market Portfolio: Class II	$ 720	$ 8
Class III	2,557	16
Select Class	51	-
	$ 3,328	$ 24
Money Market Portfolio: Class II	$ 335	$ 5
Class III	3,387	30
Select Class	35	1
	$ 3,757	$ 36
Tax-Exempt Portfolio: Class II	$ 236	$ 1
Class III	366	1
Select Class	29	-
	$ 631	$ 2

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of ..015% of their month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury Only Portfolio - Class I	$ 151
Treasury Only Portfolio- Class II	24
Treasury Only Portfolio- Class III	23
Treasury Only Portfolio - Select Class	3
$ 201
Treasury Portfolio - Class I	$ 731
Treasury Portfolio - Class II	35
Treasury Portfolio - Class III	569
Treasury Portfolio - Select Class	23
$ 1,358
Government Portfolio - Class I	$ 913
Government Portfolio - Class II	112
Government Portfolio - Class III	124
Government Portfolio - Select Class	5
$ 1,154
Prime Money Market Portfolio - Class I	$ 1,109
Prime Money Market Portfolio - Class II	74
Prime Money Market Portfolio - Class III	177
Prime Money Market Portfolio - Select Class	16
$ 1,376
Money Market Portfolio - Class I	$ 2,469
Money Market Portfolio - Class II	38
Money Market Portfolio - Class III	225
Money Market Portfolio - Select Class	14
$ 2,746
Tax-Exempt Portfolio - Class I	$ 640
Tax-Exempt Portfolio - Class II	25
Tax-Exempt Portfolio - Class III	21
Tax-Exempt Portfolio - Select Class	7
$ 693

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Tax-Exempt Portfolio	$ 1,228

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Prime Money Market Portfolio	Lender	7,624	1.91%	$ 6	-
Money Market Portfolio	Lender	12,062	1.94%	$ 9	-

4. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Treasury Only Portfolio
Class I	.20%	$ 364
Class II	.35%	64
Class III	.45%	53
Select Class	.25%	6
Treasury Portfolio
Class I	.20%	$ 1,320
Class II	.35%	62
Class III	.45%	1,029
Select Class	.25%	34
Government Portfolio
Class I	.20%	$ 1,681
Class II	.35%	208
Class III	.45%	230
Select Class	.25%	11
Prime Money Market Portfolio
Class I	.20%	$ 2,095
Class II	.35%	149
Class III	.45%	325
Select Class	.25%	31
Money Market Portfolio
Class I	.18%	$ 7,617
Class II	.33%	112
Class III	.43%	687
Select Class	.23%	36
Tax-Exempt Portfolio
Class I	.20%	$ 1,389
Class II	.35%	52
Class III	.45%	49
Select Class	.25%	19

Annual Report

4. Expense Reductions - continued

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury Only Portfolio	$ 1	$ -	$ -
Government Portfolio	4	-	-
Prime Money Market Portfolio	3	-	-
Tax-Exempt Portfolio	81		345
Class I		300
Class II		11
Class III		7
Select Class		3

5. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Treasury Only Portfolio	-	2	25%
Treasury Portfolio	-	2	38%
Prime Money Market Portfolio	-	1	14%
Money Market Portfolio	40%	-	-

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended March 31,
	2005	2004
From net investment income
Treasury Only Portfolio - Class I	$ 12,300	$ 9,845
Treasury Only Portfolio - Class II	2,015	1,253
Treasury Only Portfolio - Class III	1,488	805
Treasury Only Portfolio - Select Class	197	75
Total	$ 16,000	$ 11,978
Treasury Portfolio - Class I	$ 68,752	$ 43,936
Treasury Portfolio - Class II	2,873	1,654
Treasury Portfolio - Class III	43,620	25,579
Treasury Portfolio - Select Class	1,207	156
Total	$ 116,452	$ 71,325
Government Portfolio - Class I	$ 87,026	$ 63,371
Government Portfolio - Class II	9,036	5,983
Government Portfolio - Class III	9,532	7,479
Government Portfolio - Select Class	605	1,469
Total	$ 106,199	$ 78,302

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Distributions to Shareholders - continued

	Years ended March 31,
	2005	2004
Prime Money Market Portfolio - Class I	$ 118,085	$ 53,990
Prime Money Market Portfolio - Class II	7,809	1,362
Prime Money Market Portfolio - Class III	14,479	7,471
Prime Money Market Portfolio - Select Class	1,568	1,978
Total	$ 141,941	$ 64,801
Money Market Portfolio - Class I	$ 243,040	$ 176,846
Money Market Portfolio - Class II	3,050	1,925
Money Market Portfolio - Class III	20,187	3,140
Money Market Portfolio - Select Class	986	212
Total	$ 267,263	$ 182,123
Tax-Exempt Portfolio - Class I	$ 55,857	$ 32,702
Tax-Exempt Portfolio - Class II	1,649	1,115
Tax-Exempt Portfolio - Class III	1,534	1,037
Tax-Exempt Portfolio - Select Class	730	533
Total	$ 59,770	$ 35,387

From net realized gain
Treasury Only Portfolio - Class I	$ 81	$ -
Treasury Only Portfolio - Class II	17	-
Treasury Only Portfolio - Class III	11	-
Treasury Only Portfolio - Select Class	1	-
Total	$ 110	$ -
Tax-Exempt Portfolio - Class I	$ 632	$ 361
Tax-Exempt Portfolio - Class II	30	13
Tax-Exempt Portfolio - Class III	21	14
Tax-Exempt Portfolio - Select Class	6	8
Total	$ 689	$ 396

7. Share Transactions.

Transactions for each class of shares were as follows:

	Years ended March 31,
	2005	2004
Treasury Only Portfolio - Class I Shares sold	2,485,684	3,357,008
Reinvestment of distributions	6,060	3,670
Shares redeemed	(2,637,820)	(3,553,970)
Net increase (decrease)	(146,076)	(193,292)
Treasury Only Portfolio - Class II Shares sold	1,040,533	958,587
Reinvestment of distributions	1,433	850
Shares redeemed	(1,039,710)	(1,065,716)
Net increase (decrease)	2,256	(106,279)
Treasury Only Portfolio - Class III Shares sold	852,925	446,145
Reinvestment of distributions	901	461
Shares redeemed	(844,270)	(455,061)
Net increase (decrease)	9,556	(8,455)
Treasury Only Portfolio - Select Class Shares sold	76,340	46,258
Reinvestment of distributions	161	74
Shares redeemed	(70,927)	(54,840)
Net increase (decrease)	5,574	(8,508)

Annual Report

7. Share Transactions - continued

	Years ended March 31,
	2005	2004
Treasury Portfolio - Class I Shares sold	51,904,178	63,746,352
Reinvestment of distributions	30,037	15,475
Shares redeemed	(51,152,946)	(64,276,612)
Net increase (decrease)	781,269	(514,785)
Treasury Portfolio - Class II Shares sold	2,039,525	3,134,372
Reinvestment of distributions	814	347
Shares redeemed	(2,091,843)	(3,177,425)
Net increase (decrease)	(51,504)	(42,706)
Treasury Portfolio - Class III Shares sold	13,933,326	17,166,344
Reinvestment of distributions	10,308	5,160
Shares redeemed	(14,635,473)	(16,977,667)
Net increase (decrease)	(691,839)	193,837
Treasury Portfolio - Select Class Shares sold	1,097,946	212,174
Reinvestment of distributions	87	60
Shares redeemed	(1,117,315)	(113,037)
Net increase (decrease)	(19,282)	99,197
Government Portfolio - Class I Shares sold	43,403,247	41,770,328
Reinvestment of distributions	52,121	34,155
Shares redeemed	(43,889,206)	(43,708,859)
Net increase (decrease)	(433,838)	(1,904,376)
Government Portfolio - Class II Shares sold	4,616,517	7,418,034
Reinvestment of distributions	5,622	3,311
Shares redeemed	(4,981,800)	(7,479,716)
Net increase (decrease)	(359,661)	(58,371)
Government Portfolio - Class III Shares sold	4,264,565	5,264,187
Reinvestment of distributions	4,835	2,444
Shares redeemed	(4,805,917)	(5,023,922)
Net increase (decrease)	(536,517)	242,709
Government Portfolio - Select Class Shares sold	112,420	883,213
Reinvestment of distributions	167	28
Shares redeemed	(102,342)	(1,116,951)
Net increase (decrease)	10,245	(233,710)
Prime Money Market Portfolio - Class I Shares sold	73,120,217	64,210,612
Reinvestment of distributions	67,152	33,909
Shares redeemed	(71,181,838)	(62,525,414)
Net increase (decrease)	2,005,531	1,719,107
Prime Money Market Portfolio - Class II Shares sold	5,186,383	1,405,205
Reinvestment of distributions	7,187	1,162
Shares redeemed	(4,708,454)	(1,418,970)
Net increase (decrease)	485,116	(12,603)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Share Transactions - continued

	Years ended March 31,
	2005	2004
Prime Money Market Portfolio - Class III Shares sold	10,832,357	8,854,461
Reinvestment of distributions	12,177	6,271
Shares redeemed	(10,618,552)	(9,150,244)
Net increase (decrease)	225,982	(289,512)
Prime Money Market Portfolio - Select Class Shares sold	437,478	3,088,724
Reinvestment of distributions	828	565
Shares redeemed	(446,148)	(3,109,490)
Net increase (decrease)	(7,842)	(20,201)
Money Market Portfolio - Class I Shares sold	83,014,930	108,883,751
Reinvestment of distributions	162,686	116,413
Shares redeemed	(90,627,460)	(106,483,468)
Net increase (decrease)	(7,449,844)	2,516,696
Money Market Portfolio - Class II Shares sold	2,724,611	3,830,016
Reinvestment of distributions	2,901	1,726
Shares redeemed	(2,819,596)	(3,777,422)
Net increase (decrease)	(92,084)	54,320
Money Market Portfolio - Class III Shares sold	9,798,088	2,389,588
Reinvestment of distributions	4,956	2,664
Shares redeemed	(9,333,022)	(2,374,949)
Net increase (decrease)	470,022	17,303
Money Market Portfolio - Select Class Shares sold	2,376,845	835,954
Reinvestment of distributions	648	61
Shares redeemed	(2,522,702)	(698,784)
Net increase (decrease)	(145,209)	137,231
Tax-Exempt Portfolio - Class I Shares sold	20,028,084	18,403,664
Reinvestment of distributions	33,465	18,474
Shares redeemed	(20,063,770)	(17,716,244)
Net increase (decrease)	(2,221)	705,894
Tax-Exempt Portfolio - Class II Shares sold	800,247	699,362
Reinvestment of distributions	1,065	649
Shares redeemed	(887,794)	(535,058)
Net increase (decrease)	(86,482)	164,953
Tax-Exempt Portfolio - Class III Shares sold	704,243	1,058,814
Reinvestment of distributions	1,123	708
Shares redeemed	(693,982)	(1,020,262)
Net increase (decrease)	11,384	39,260
Tax-Exempt Portfolio - Select Class Shares sold	916,879	426,189
Reinvestment of distributions	490	518
Shares redeemed	(907,772)	(468,750)
Net increase (decrease)	9,597	(42,043)

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Colchester Street Trust and Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio and Tax-Exempt Portfolio(the Funds), funds of Colchester Street Trust, including the portfolios of investments, as of March 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 13, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 308 funds advised by FMR or an affiliate. Mr. McCoy oversees 310 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 297 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an "interested person" (as defined in the 1940 Act) (Independent Trustee) shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Treasury Only Portfolio (2001-present), Treasury Portfolio (2001-present), Government Portfolio (2001-present), Prime Money Market Portfolio (2001-present), Money Market Portfolio (2001-present), and Tax-Exempt Portfolio (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Colchester Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2000

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Prime Money Market Portfolio. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Timothy R. Huyck (40)

Year of Election or Appointment: 2004

Vice President of Treasury Only Portfolio, Treasury Portfolio,and Government Portfolio. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a bond trader and portfolio manager.

Norman Lind (48)

Year of Election or Appointment: 2003

Vice President of Tax-Exempt Portfolio. Mr. Lind also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

James K. Miller (41)

Year of Election or Appointment: 2003

Vice President of Money Market Portfolio and Prime Money Market Portfolio. Mr. Miller also serves as vice president of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as a taxable credit analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2004-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

John H. Costello (58)

Year of Election or Appointment: 1986, 1987, 1989, 1990

Assistant Treasurer of Treasury Only Portfolio (1990), Treasury Portfolio (1987), Government Portfolio (1986), Prime Money Market Portfolio (1989), Money Market Portfolio (1986), and Tax-Exempt Portfolio (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

Distributions

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subsequently determined to be different, the net capital gain of such year; and for dividends for the taxable year ended 2004, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Fund	March 31, 2005	March 31, 2004
Tax-Exempt Portfolio	$ 267,550	$ 678,405

During the fiscal year ended March 31, 2005, 100% of Tax-Exempt's income dividends was free from federal income tax.

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	99.68%
Treasury Portfolio	19.17%
Government Portfolio	18.70%
Prime Money Market Portfolio	4.66%
Money Market Portfolio	9.76%

The funds will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 16, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	16,503,197,196.01	67.398
Against	6,294,651,897.47	25.707
Abstain	1,272,150,251.04	5.195
Broker Non-Votes	416,298,580.00	1.700
TOTAL	24,486,297,924.52	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	23,924,161,119.19	97.704
Withheld	562,136,805.33	2.296
TOTAL	24,486,297,924.52	100.000
Dennis J. Dirks
Affirmative	23,925,360,443.54	97.709
Withheld	560,937,480.98	2.291
TOTAL	24,486,297,924.52	100.000
Robert M. Gates
Affirmative	23,925,172,904.35	97.708
Withheld	561,125,020.17	2.292
TOTAL	24,486,297,924.52	100.000
George H. Heilmeier
Affirmative	23,924,542,782.74	97.706
Withheld	561,755,141.78	2.294
TOTAL	24,486,297,924.52	100.000
Abigail P. Johnson
Affirmative	23,924,689,705.89	97.706
Withheld	561,608,218.63	2.294
TOTAL	24,486,297,924.52	100.000
Edward C. Johnson 3d
Affirmative	23,924,847,645.74	97.707
Withheld	561,450,278.78	2.293
TOTAL	24,486,297,924.52	100.000
Marie L. Knowles
Affirmative	23,925,445,774.81	97.710
Withheld	560,852,149.71	2.290
TOTAL	24,486,297,924.52	100.000
Ned C. Lautenbach
Affirmative	23,925,645,062.54	97.710
Withheld	560,652,861.98	2.290
TOTAL	24,486,297,924.52	100.000
	# of Votes	% of Votes
Marvin L. Mann
Affirmative	23,925,590,460.78	97.710
Withheld	560,707,463.74	2.290
TOTAL	24,486,297,924.52	100.000
William O. McCoy
Affirmative	23,924,625,327.04	97.706
Withheld	561,672,597.48	2.294
TOTAL	24,486,297,924.52	100.000
Robert L. Reynolds
Affirmative	23,924,333,060.13	97.705
Withheld	561,964,864.39	2.295
TOTAL	24,486,297,924.52	100.000
Cornelia M. Small
Affirmative	23,925,357,872.54	97.709
Withheld	560,940,051.98	2.291
TOTAL	24,486,297,924.52	100.000
William S. Stavropoulos
Affirmative	23,925,357,404.84	97.709
Withheld	560,940,519.68	2.291
TOTAL	24,486,297,924.52	100.000
Kenneth L. Wolfe
Affirmative	23,924,368,673.77	97.705
Withheld	561,929,250.75	2.295
TOTAL	24,486,297,924.52	100.000
A Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

FIMM-ANN-0505 401896
1.701843.107

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, March 31, 2005, Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Government Portfolio	$33,000	$37,000
Money Market Portfolio	$46,000	$45,000
Prime Money Market Portfolio	$34,000	$35,000
Tax-Exempt Portfolio	$33,000	$32,000
Treasury Only Portfolio	$29,000	$21,000
Treasury Portfolio	$35,000	$29,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,600,0000	$4,200,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended March 31, 2005 and March 31, 2004 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A,B
Government Portfolio	$0	$0
Money Market Portfolio	$0	$0
Prime Money Market Portfolio	$0	$0
Tax-Exempt Portfolio	$0	$0
Treasury Only Portfolio	$0	$0
Treasury Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A,B
Government Portfolio	$3,400	$3,300
Money Market Portfolio	$3,400	$3,300
Prime Money Market Portfolio	$3,400	$3,300
Tax-Exempt Portfolio	$3,400	$3,300
Treasury Only Portfolio	$3,400	$3,300
Treasury Portfolio	$3,400	$3,300
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A,B
Government Portfolio	$0	$0
Money Market Portfolio	$0	$0
Prime Money Market Portfolio	$0	$0
Tax-Exempt Portfolio	$0	$0
Treasury Only Portfolio	$0	$0
Treasury Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
Deloitte Entities	$510,000	$500,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2005 and March 31, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2005 and March 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2005 and March 31, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2005 and March 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2005 and March 31, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2005 and March 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to Deloitte Entities for the fiscal year ended March 31, 2005, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2005
Government Portfolio	0%
Money Market Portfolio	0%
Prime Money Market Portfolio	0%
Tax-Exempt Portfolio	0%
Treasury Only Portfolio	0%
Treasury Portfolio	0%

(g) For the fiscal years ended March 31, 2005 and March 31, 2004, the aggregate fees billed by Deloitte Entities of $950,000A and $1,750,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B
Covered Services	$550,000	$550,000
Non-Covered Services	$400,000	$1,200,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colchester Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 20, 2005